                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                                File No. 2-60770
                                                              File No. 811-02806


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

     Pre-Effective Amendment No.
                                  ----------
     Post-Effective Amendment No.     46                              /X/
                                  ----------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

     Amendment No.     46
                   ----------


                           DELAWARE GROUP CASH RESERVE
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    1818 Market Street, Philadelphia, Pennsylvania                    19103
--------------------------------------------------------------------------------
   (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-1255
                                                                --------------

         Eric Miller, Esquire 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:               May 30, 2000
                                                   ------------

It is proposed that this filing will become effective:

             _____    immediately upon filing pursuant to paragraph (b)

             __X__    on May 30, 2000 pursuant to paragraph (b)

             _____    60 days after filing pursuant to paragraph (a)(1)

             _____    on (date) pursuant to paragraph (a)(1)

             _____    75 days after filing pursuant to paragraph (a)(2)

             _____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            --- C O N T E N T S ---


This Post-Effective Amendment No. 46 to Registration File No. 2-60770 includes the following:


         1.       Facing Page

         2.       Contents Page

         3.       Part A--Prospectuses

         4.       Part B--Statement of Additional Information

         5.       Part C--Other Information

         6.       Signatures

         7.       Exhibits

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Delaware Cash
Reserve

Class A

Consultant Class


Prospectus

May 30, 2000



[GRAPHIC OMITTED]

Money Market Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents


 .................................................................
Fund profile                                               page 2
Delaware Cash Reserve                                           2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4

The securities we typically invest in                           4

The risks of investing in the Fund                              6
 .................................................................
Who manages the Fund                                       page 7
Investment manager                                              7
Fund administration (Who's who)                                 8
 .................................................................
About your account                                         page 9
Investing in the Fund                                           9
How to buy shares                                              10
Retirement plans                                               11
How to redeem shares                                           11
Account minimum                                                13
Special services                                               13
Dividends, distributions and taxes                             15
Certain management considerations                              15
 .................................................................
Financial highlights                                      page 16


                                                                            1
                                                                            ----

Profile: Delaware Cash Reserve



What is the Fund's goal?


Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.


Who should invest in the Fund

o    Investors with short-term financial goals who seek current income.

o Investors who do not want an investment whose value may fluctuate over the short term.

o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund

o    Investors with long-term financial goals.

o    Investors looking for relatively high current income.


What are the Fund's main investment strategies?
Delaware Cash Reserve invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.


We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.


What are the main risks of investing in the Fund?

Delaware Cash Reserve will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page 6.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


How has the Fund performed?
------------------------------------------------------------------------------------------------------------------------------------
This bar chart and table can help you                                                        Year-by-year total return (Class A)
evaluate the risks of investing in the
Fund. We show how returns for the Fund's
Class A shares have varied over the past           7.77%   5.81%   3.30%   2.30%   3.34%   5.11%   4.63%   4.84%   4.75%   4.42%
ten calendar years, as well as average             -----------------------------------------------------------------------------
annual returns for Class A and                     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
Consultant Class shares for one-, five-
and ten-year periods. The Fund's past
performance does not necessarily
indicate how it will perform in the
future.

As of March 31, 2000, the Fund's Class A had a year-to-date return of 1.30%.
During the periods illustrated in this
bar chart, Class A's highest quarterly
return was 1.93% for the quarter ended
June 30, 1990 and its lowest quarterly
return was 0.56% for the quarter ended
June 30, 1993.



   2
----


How has the Fund performed? (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Average annual returns for periods ending 12/31/99

CLASS                                                                                              A              Consultant Class
------------------------------------------------------------------------------------------------------------------------------------
1 year                                                                                           4.42%                  4.16%
5 years                                                                                          4.75%                  4.49%
10 years                                                                                         4.62%                  4.36%

Investors interested in obtaining the 7-day yield for either class can call 800.523.1918.


What are the Fund's fees and expenses?        CLASS                                                A              Consultant Class
------------------------------------------------------------------------------------------------------------------------------------
Shareholder fees are paid directly            Maximum sales charge (load) imposed on
  from your investment.                          purchases as a percentage of offering price      none                  none
                                              Maximum sales charge (load) imposed on
                                                 reinvested dividends                             none                  none
                                              Redemption fees                                     none                  none
                                              Exchange fees(1)                                    none                  none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are            Management fees                                     0.44%                 0.44%
  deducted from the Fund's assets.            Distribution and service (12b-1) fees               none                  0.25%(2)
                                              Other expenses                                      0.47%                 0.47%
                                              Total operating expenses                            0.91%                 1.16%

                                              CLASS                                                A              Consultant Class
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you           1 year                                               $93                  $118
compare the cost of investing in the           3 years                                             $290                  $368
Fund to the cost of investing in other         5 years                                             $504                  $638
mutual funds with similar investment          10 years                                           $1,120                $1,409
objectives. We show the cumulative
amount of Fund expenses on a
hypothetical investment of $10,000 with
an annual 5% return over the time
shown.(3) This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) Consultant Class shares are subject to a 12b-1 fee of no greater than 0.30% of average daily net assets, but the Board of Trustees has set the fee at 0.25% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

                                                                            3
                                                                            ----

How we manage the Fund

Our investment strategies

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations. We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.



The securities we typically invest in

------------------------------------------------------------------------------------------------------------------------------------
             Securities                                                           How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Cash Reserve
                                                    --------------------------------------------------------------------------------
Direct U.S. Treasury obligations:                   We may invest without limit in U.S. Treasury securities. We would typically
Treasury bills, notes and bonds of                  invest in Treasury bills or longer term Treasury securities whose remaining
varying maturities. U.S. Treasury                   effective maturity is less than 13 months.
securities are backed by the "full faith
and credit" of the United States.

Certificates of deposit and obligations             We may invest in certificates of deposit and obligations from banks that have
of both U.S. and foreign banks: Debt                assets of at least one billion dollars.
instruments issued by banks that pay
interest.

Investments in foreign banks and
overseas branches of U.S. banks may be
subject to less stringent regulations
and different risks than U.S. domestic
banks.

Corporate commercial paper and other                We may invest in commercial paper and other corporate obligations rated in one
corporate obligations: Short-term debt              of the two highest ratings categories by at least two nationally recognized
obligations with maturities ranging from            statistical ratings organizations (NRSROs). The purchase of a security that does
2 to 270 days, issued by companies.                 not possess those ratings must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money markets must comply. The Fund will not invest more than
                                                    5% of its total assets in securities rated in the second highest category by an NRSRO.
------------------------------------------------------------------------------------------------------------------------------------

How to use
this glossary

This glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Glossary A-C

Amortized cost                                   Average maturity
------------------------------------------------------------------------------------------------------------------------------------
Amortized cost is a method used to value         An average of when the individual bonds
a fixed-income security that starts with         and other debt securities held in a
the face value of the security and then          portfolio will mature.
adds or subtracts from that value
depending on whether the purchase price
was greater or less than the value of
the security at maturity. The amount
greater or less than the par value is
divided equally over the time remaining
until maturity.

   4
----

The securities we typically invest in (continued)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
             Securities                                                            How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Cash Reserve
                                                     -------------------------------------------------------------------------------
Asset-backed securities: Bonds or notes              We may invest without limit in asset-backed securities. We may invest only in
backed by accounts receivables including             securities rated in the highest rating category by an NRSRO. We currently
home equity, automobile or credit loans.             intend to invest only in asset-backed securities backed by credit card receivables, home equity loans, automobile loans and wholesale dealer floor plans.

Repurchase agreements: An agreement                  We may use repurchase agreements as a short-term investment for the Fund's cash
between a buyer of securities such as                position. In order to enter into these repurchase agreements, the Fund must
the Fund and a seller of securities, in              have collateral of at least 102% of the repurchase price. The Fund will only
which the seller agrees to buy the                   enter into repurchase agreements in which the collateral is composed of U.S.
securities back within a specified time              government securities.
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate.

Restricted securities: Privately placed              We may invest in privately placed securities, including those that are eligible
securities whose resale is restricted                for resale only among certain institutional buyers without registration which
under securities law.                                are commonly known as "Rule 144A Securities." Other restricted securities which are illiquid must be limited to 10% of total Fund assets.

Illiquid securities: Securities that do              We may not invest more than 10% of total assets in illiquid securities
not have a ready market, and cannot be               including repurchase agreements that mature in more than seven days.
easily sold, if at all, at approximately
the price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------


Please see the Statement of Additional Information for additional descriptions about the securities listed in the table above.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.


Bond                                                Bond ratings                                    Capital
------------------------------------------------------------------------------------------------------------------------------------
A debt security, like an IOU, issued by             Independent evaluations of                      The amount of money you invest.
a company, municipality or government               creditworthiness, ranging from Aaa/AAA
agency. In return for lending money to              (highest quality) to D (lowest quality).
the issuer, a bond buyer generally                  Bonds rated Baa/BBB or better are
receives fixed periodic interest                    considered investment grade. Bonds rated
payments and repayment of the loan                  Ba/BB or lower are commonly known as
amount on a specified maturity date. A              junk bonds. See also Nationally
bond's price changes prior to maturity              recognized statistical rating
and is inversely related to current                 organization.
interest rates. When interest rates
rise, bond prices fall, and when
interest rates fall, bond prices rise.

                                                                            5
                                                                            ----

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                         Risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Delaware Cash Reserve
                                                                   -----------------------------------------------------------------
Interest rate risk is the risk that securities, particularly       Because the Fund invests exclusively in short-term securities,
bonds with longer matgurities, will decrease in value if           interest rate changes are not a major risk to the value of its
interest rates rise.                                               portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.

Credit risk is the risk that there is the possibility that a       The Fund holds only high quality short-term securities.
bond's issuer (or an entity that insures the bond) will be         Therefore, it is generally not subject to significant credit
unable to make timely payments of interest and principal.          risk.

                                                                   We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality and
                                                                   diversification standards that apply to taxable money market funds.

Counterparty risk is the risk that the Fund may lose               We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or              of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the agreement.
                                                                   Where appropriate, we will also hold collateral from the
                                                                   counterparties consistent with applicable regulations.

Inflation risk is the risk that the return from your               The Fund is designed for short-term investment goals and
investments will be less than the increase in the cost of          therefore may not outpace inflation over longer time periods. For
living due to inflation, thus preventing you from                  this reason, the Fund is not recommended as a primary investment
reaching your financial goals.                                     for people with long-term goals.
------------------------------------------------------------------------------------------------------------------------------------


C-D         Capital appreciation        Commission                         Compounding                    Consumer Price Index (CPI)
            ------------------------------------------------------------------------------------------------------------------------
            An increase in the          The fee an investor pays to a      Earnings on an investment's    Measurement of U.S.
            value of an investment.     financial adviser for investment   previous earnings.             inflaton, represents the
                                        advice and help in buying or                                      price of a basket of
                                        selling mutual funds, stocks,                                     commonly purchased goods.
                                        bonds or other securities.

   6
----

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.44% of average daily net assets for the last fiscal year.





Contingent deferred sales charge (CDSC)      Corporate bond           Cost basis                    Diversification
------------------------------------------------------------------------------------------------------------------------------------
Fee charged by some mutual funds when        A debt security issued   The original purchase price    The process of spreading
shares are redeemed (sold back to the        by a corporation.        of an investment, used in      investments among a number of
fund) within a set number of years; an       See Bond.                determining capital gains      different securities, asset
alternative method for investors to                                   and losses.                    classes or investment styles to
compensate a financial adviser for advice                                                            reduce the risks of investing.
and service, rather than an up-front
commission.


                                                                            7
                                                                            ----

Who's who?


This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.


                                                     Board of Trustees

    Investment manager                                                                   Custodian
    Delaware Management Company                         The Fund                         The Chase Manhattan Bank
    One Commerce Square                                                                  4 Chase Metrotech Center
    Philadelphia, PA 19103                                                               Brooklyn, NY 11245



                                     Service agent                            Distributor
    Portfolio managers               Delaware Service Company, Inc.           Delaware Distributors, L.P.
                                     1818 Market Street                       1818 Market Street
                                     Philadelphia, PA 19103                   Philadelphia, PA 19103



                                                      Financial advisers


                                                         Shareholders



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.


Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.



D-L         Dividend distribution       Expense ratio                                            Financial adviser
            ------------------------------------------------------------------------------------------------------------------------
            Payments to mutual          A mutual fund's total operating expenses, expressed      Financial prfessional (e.g.,
            fund shareholders of        as a percentage of its total net assets. Operating       broker, banker, accountant,
            dividends passed along      expenses are the costs of running a mutual fund,         planner or insurance agent)
            from the fund's             including management fees, offices, staff, equipment     who analyzes clients' finances
            portfolio of securities.    and expenses related to maintaining the fund's           and prepares personalized
                                        portfolio of securities and distributing its shares.     programs to meet objectives.
                                        They are paid from the fund's assets before any
                                        earnings are distributed to shareholders.


   8
----

About your account

Investing in the Fund

CLASS A

o  Class A shares are available for purchase at net asset value.

o  Class A shares do not have an up-front sales charge.

o  Class A shares are not subject to 12b-1 fees.


o  Class A shares are not subject to a contingent deferred sales charge.



CONSULTANT CLASS

o Consultant Class shares may be purchased through financial advisers, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o  Consultant Class shares do not have an up-front sales charge.

o Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently the 12b-1 fee is set at 0.25%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial adviser for the ongoing guidance and service he or she provides to you.

o Consultant Class shares are not subject to a contingent deferred sales charge.


Fixed-income securities                           Inflation                  Investment goal         Liquidity
------------------------------------------------------------------------------------------------------------------------------------
With fixed-income securities, the money you       The increase in the cost   The objective, such as  The ease with which an
originally invested is paid back at a             of goods and services      long-term capital       investment can be converted
pre-specified maturity date. These securities,    over time. U.S. inflation  growth or high current  into cash without a
which include government, corporate or municipal  is frequently measured by  income, that a mutual   significant loss of principal.
bonds, as well as money market securities,        changes in the Consumer    fund pursues.           Money market funds are
typically pay a fixed rate of return (often       Price Index (CPI).                                 considered to be highly liquid.
referred to as interest). See Bond.

                                                                            9
                                                                            ----

How to buy shares


[GRAPHIC OMITTED]

Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED]

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19101. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED]

By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED]

By exchange


You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange between different classes of shares; however you may exchange between the Consultant Class and Class A shares of the Delaware Investments funds. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.



[GRAPHIC OMITTED]

Through automated shareholder services

You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.


M-P             Management fee                       Maturity                           NASD Regulation, Inc. (NASD)
                --------------------------------------------------------------------------------------------------------------------
                The amount paid by a mutual          The length of time until a bond    A self-regulation organization, consisting
                fund to the investment adviser for   issuer must repay the underlying   of brokerage firms (including distributors
                management services, expressed       loan principal to bondholders.     of mutual funds), that is responsible for
                as an annual percentage of the                                          overseeing the actions of its members.
                fund's average daily net assets.


  10
----

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.


How to redeem shares

[GRAPHIC OMITTED]

Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED]

By mail


You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


Nationally recognized statistical rating organization (NRSRO)    Net asset value (NAV)      Principal         Prospectus
------------------------------------------------------------------------------------------------------------------------------------
A company that assesses the credit quality of bonds, commercial  The daily dollar value of  Amount of money   The official offering
paper, preferred and common stocks and municipal short-term      one mutual fund share.     you invest (also  document that
issues, rating the probability that the issuer of the debt will  Equal to a fund's net      called capital).  describes a mutual
meet the scheduled interest payments and repay the principal.    assets divided by the      Also refers to a  fund, containing
Ratings are published by such companies as Moody's Investors     number of shares           bond's original   information required
Service, Inc. (Moody's), Standard & Poor's (S&P), Duff &         outstanding.               face value, due   by the SEC, such as
Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).                                          to be repaid at   investment objectives,
                                                                                            maturity.         policies, services
                                                                                                              and fees.

                                                                            11
                                                                            ----

[GRAPHIC OMITTED]

By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED]

By wire


You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED]

Through automated shareholder services

You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.


[GRAPHIC OMITTED]

Through checkwriting


You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.



R-S      Redeem                    Risk                                         Sales Charge
         --------------------------------------------------------------------------------------------------------------------------
         To cash in your shares    Generally defined as variability of value;   Charge on the purchase or redemption of fund
         by selling them back      also credit risk, inflation risk, currency   shares sold through financial advisers. May vary
         to the mutual fund.       and interest rate risk. Different            with the amount invested. Typically used to
                                   investments involve different types and      compensate advisers for advice and service provided.
                                   degrees or risk.

  12
----

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.


Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

--------------------------------------------------------------------------------
Automatic Investing Plan


The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.


Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.


SEC (Securities and                                                                          Statement of Additional
Exchange Commission)            Share classes                 Signature guarantee            Information (SAI)
------------------------------------------------------------------------------------------------------------------------------------
Federal agency established by   Different classifications of  Certification by a bank,       The document serving as "Part B" of
Congress to administer the      shares; mutual fund share     brokerage firm or other        a fund's prospectus that provides
laws governing the securities   classes offer a variety of    financial institution that     more detailed information about the
industry, including mutual      sales charge choices.         a customer's signature is      fund's organization, investments,
fund companies.                                               valid; signature guarantees    policies and risks.
                                                              can be povided by members of
                                                              the STAMP program.

                                                                            13
                                                                            ----

--------------------------------------------------------------------------------

Exchanges


You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. Generally, you may not exchange between different classes of shares; however you may exchange between the Consultant Class and Class A of any Delaware Investments funds.

In certain circumstances, Class A shares of funds other than the Fund may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial adviser was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

MoneyLine(SM) On Demand Service

Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.


S-V                                                                                     Uniform Gift to Minors Act and
          Stock                          Total return                                   Uniform Transfers to Minors Act
          --------------------------------------------------------------------------------------------------------------------------
          An investment that represents   An investment performance measurement,        Federal and state laws that provide a
          a share of ownership (equity)   expressed as a percentage, based on the       simple way to transfer property to a
          in a corporation. Stocks are    combined earnings from dividends, capital     minor with special tax advantages.
          often refereed to as            gains and change in price over a given
          "equities."                     period.


  14
----

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, distributions and taxes

Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains, if any, are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.


Certain management considerations




Investment by fund of funds

The Fund accepts investments from the portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.


Volatility
--------------------------------------------------------------------------------
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.



                                                                            15
                                                                            ----

Financial highlights

The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


                                                                                                               Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Year Ended
                                                                                                                   3/31
Delaware Cash Reserve                                          2000         1999        1998         1997          1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:

Net investment income                                           0.046       0.045        0.048       0.045        0.049
                                                               ------      ------       ------      ------       ------

Total from investments operations                               0.046       0.045        0.048       0.045        0.049
                                                               ------      ------       ------      ------       ------
Less dividends:

Dividends from net investment income                           (0.046)     (0.045)      (0.048)     (0.045)      (0.049)
                                                               ------      ------       ------      ------       ------

Total dividends                                                (0.046)     (0.045)      (0.048)     (0.045)      (0.049)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

Total return(1)                                                 4.69%       4.61%        4.88%       4.61%        5.01%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $566,193    $588,249     $524,477    $594,877     $585,485

Ratio of expenses to average net assets                         0.91%       0.90%        0.88%       0.88%        0.95%

Ratio of net investment income to
   average net assets                                           4.59%       4.51%        4.78%       4.52%        4.90%
-----------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distribution at net asset value and does not reflect the impact of a sales charge.


How to read the
Financial highlights   Net investment income             Net asset value (NAV)         Total return
                       -------------------------------------------------------------------------------------------------------------
                       Net investment income includes   This is the value of a mutual  This represents the rate that an investor
                       interest income earned from a    fund share, calculated by      would have earned or lost on an investment in
                       fund's securities; it is after   dividing the net assets by     a fund. In calculating this figure for the
                       expenses have been deducted.     the number of shares           financial highlights table, we include
                                                        outstanding.                   applicable fee waivers, exclude applicable
                                                                                       front-end and contingent deferred sales
                                                                                       charges, and assume the shareholder has
                                                                                       reinvested all dividends.


  16
----

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Consultant Class
----------------------------------------------------------------------------------------------------------------------
                                                                                                            Year Ended
                                                                                                                  3/31
                                            2000              1999           1998             1997                1996
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $1.000            $1.000         $1.000           $1.000             $1.000

Income from investment operations:

Net investment income                       0.043             0.043          0.045            0.043              0.047
                                           ------            ------         ------           ------             ------

Total from investments operations           0.043             0.043          0.045            0.043              0.047
                                           ------            ------         ------           ------             ------
Less dividends:

Dividends from net investment income       (0.043)           (0.043)        (0.045)          (0.043)            (0.047)
                                           ------            ------         ------           ------             ------

Total dividends                            (0.043)           (0.043)        (0.045)          (0.043)            (0.047)
                                           ------            ------         ------           ------             ------

Net asset value, end of period             $1.000            $1.000         $1.000           $1.000             $1.000
                                           ======            ======        ======            ======             ======

Total return(1)                             4.43%             4.35%          4.62%             4.36%             4.75%

Ratios and supplemental data:

Net assets, end of period (000 omitted)   $32,648           $42,732        $40,037          $23,468            $20,344

Ratio of expenses to average net assets     1.16%             1.15%          1.13%            1.13%              1.20%

Ratio of net investment income to
   average net assets                       4.34%             4.26%          4.53%            4.27%              4.65%
-----------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distribution at net asset value and does not reflect the impact of a sales charge.


                                                                                   Ratio of net investment income to
Net assets                Ratio of expenses to average net assets                  average net assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets represent the  The expense ratio is the percentage of net assets        We determine this ratio by dividing net
total value of all the    that a fund pays annually for operating expenses         investment income by average net assets.
assets in a fund's        and management fees. These expenses include
portfolio, minus any      accounting and administration expenses, services
liabilities, that are     for shareholders, and similar expenses.
attributable to that
class of a fund.

                                                                            17
                                                                            ----

Delaware Cash Reserve


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 202.942.8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center:
Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o  For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

Delaware Cash Reserve Symbols

                                CUSIP         NASDAQ
                                -----         ------

Class A                       245910104       DCRXX
Consultant Class              245910203




DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Delaware Cash
Reserve

Class B  o  Class C


Prospectus May 30, 2000



[GRAPHIC OMITTED]

Money Market Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents


 .................................................................
Fund profile                                               page 2
Delaware Cash Reserve                                           2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4

The securities we typically invest in                           4

The risks of investing in the Fund                              5
 .................................................................
Who manages the Fund                                       page 6
Investment manager                                              6
Fund administration (Who's who)                                 7
 .................................................................
About your account                                         page 8
Investing in the Fund                                           8
How to buy shares                                              10
Retirement plans                                               11
How to redeem shares                                           12
Account minimum                                                13
Special services                                               13
Dividends, distributions and taxes                             15
Certain management considerations                              15
 .................................................................
Financial highlights                                      page 16



                                                                            1
                                                                            ----

Profile: Delaware Cash Reserve


What is the Fund's goal?


Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? Delaware Cash Reserve invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.


We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Fund? Delaware Cash Reserve will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page 5.



An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.



Who should invest in the Fund

o    Investors with short-term financial goals who seek current income.

o Investors who do not want an investment whose value may fluctuate over the short term.

o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

o Investors who are using this Fund as a component of an overall investment plan that includes Class B or Class C shares of other Delaware Investments funds.


Who should not invest in the Fund

o    Investors with long-term financial goals.

o    Investors looking for relatively high current income.


o Investors who are not already investing or planning to invest in Class B or Class C shares of other Delaware Investments funds.

How has the Fund performed?
------------------------------------------------------------------------------------------------------------------------------------
This bar chart and table can help you                                            Year-by-year total return (Class B)
evaluate the risks of investing in the
Fund. We show how returns for the Fund's
Class B shares have varied over the past
five calendar years, as well as average                                    4.07%    3.59%    3.80%    3.71%    3.38%
annual returns for the one-year,                                           -----------------------------------------
five-year and lifetime periods, if                                         1995     1996     1997     1998     1999
applicable.

As of March 31, 2000, the Fund's Class B had a year-to-date return of 1.05%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.04% for the quarter ended June 30, 1995 and its lowest quarterly return was 0.77% for the quarter ended June 30, 1999.

The maximum Class B contingent deferred sales charge of 5%, which is normally deducted when you redeem shares, is not reflected in the year-by-year total returns shown opposite. If this fee were included, the returns would be less than those shown. The average annual returns shown on page 3 do include the sales charge.




   2
----

How has the Fund performed? (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Average annual returns for periods ending 12/31/99
------------------------------------------------------------------------------------------------------------------------------------
Class                                                                                             B                       C
                                                                                     (if redeemed)*          (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Inception 5/2/94      Inception 11/29/95
1 year                                                                                  -1.62%                  2.38%

5 years                                                                                  3.36%                   N/A

Lifetime                                                                                 3.44%                  3.63%

*    If shares were not redeemed, the returns for Class B would be 3.38%, 3.71% and 3.59% for the one-year, five-years and lifetime periods, respectively. Returns for Class C would be 3.38% and 3.63% for the one-year and lifetime periods, respectively.

     Investors interested in obtaining the 7-day yield for either class can call 800.523.1918.


What are the Fund's fees and expenses?            CLASS                                                           B           C
------------------------------------------------------------------------------------------------------------------------------------

Sales charges are fees paid directly              Maximum sales charge (load) imposed on
from your investment.                                purchases as a percentage of offering price               none        none

                                                  Maximum contingent deferred sales charge (load)
                                                     as a percentage of original purchase price or
                                                     redemption price, whichever is lower                         5%(1)       1%(2)

                                                  Maximum sales charge (load) imposed on
                                                     reinvested dividends                                      none        none

                                                  Redemption fees                                              none        none


------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are                Management fees                                              0.44%       0.44%
deducted from the Fund's assets.
                                                  Distribution and service (12b-1) fees                        1.00%       1.00%

                                                  Other expenses                                               0.47%       0.47%

                                                  Total operating expenses                                     1.91%       1.91%



                                                  CLASS(4)                   B               B                C               C
                                                                                 (if redeemed)                    (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you              1 year                  $194            $694             $194            $294
compare the cost of investing in the
Fund to the cost of investing in other            3 years                 $600            $900             $600            $600
mutual funds with similar investment
objectives. We show the cumulative                5 years               $1,032          $1,232           $1,032          $1,032
amount of Fund expenses on a
hypothetical investment of $10,000 with           10 years              $2,038          $2,038           $2,233          $2,233
an annual 5% return over the time
shown.(3) This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.


(1)  If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(2)  Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(3)  The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(4)  The Class B example reflects the conversion of Class B shares to Consultant Class shares after approximately eight years.
     Information for the ninth and tenth years reflects expenses of the Consultant Class.



                                                                            3
                                                                            ----

How we manage the Fund

Our investment strategies

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.



The securities we typically invest in

------------------------------------------------------------------------------------------------------------------------------------
            Securities                                                          How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Cash Reserve
                                                 -----------------------------------------------------------------------------------
Direct U.S. Treasury obligations:                We may invest without limit in U.S. Treasury securities. We would typically
Treasury bills, notes and bonds of               invest in Treasury bills or longer term Treasury securities whose remaining
varying maturities. U.S. Treasury                effective maturity is less than 13 months.
securities are backed by the "full faith
and credit" of the United States.


Certificates of deposit and obligations          We may invest in certificates of deposit and obligations from banks that have
of both U.S. and foreign banks: Debt             assets of at least one billion dollars.
instruments issued by banks that pay
interest.

Investments in foreign banks and
overseas branches of U.S. banks may be
subject to less stringent regulations
and different risks than U.S. domestic
banks.

Corporate commercial paper and other             We may invest in commercial paper and other corporate obligations rated in one
corporate obligations: Short-term debt           of the two highest ratings categories by at least two nationally recognized
obligations with maturities ranging from         statistical ratings organizations (NRSROs). The purchase of a security that does
2 to 270 days, issued by companies.              not possess those ratings must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money markets must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by an NRSRO.

Asset-backed securities: Bonds or notes          We may invest without limit in asset-backed securities. We may invest only in
backed by accounts receivables including         securities rated in the highest rating category by an NRSRO. We currently intend
home equity, automobile or credit loans.         to invest only in asset-backed securities backed by credit card receivables, home equity loans, automobile loans and wholesale dealer floor plans.
------------------------------------------------------------------------------------------------------------------------------------

                                           Glossary A-C
How to use
this glossary                              Amortized cost                                  Average maturity
                                           -----------------------------------------------------------------------------------------
This glossary includes definitions of      Amortized cost is a method used to value        An average of when the individual bonds
investment terms used throughout the       a fixed-income security that starts with        and other debt securities held in a
Prospectus. If you would like to know      the face value of the security and then         portfolio will mature.
the meaning of an investment term that     adds or subtracts from that value
is not explained in the text please        depending on whether the purchase price
check the glossary.                        was greater or less than the value of
                                           the security at maturity. The amount
                                           greater or less than the par value is
                                           divided equally over the time remaining
                                           until maturity.

   4
----

------------------------------------------------------------------------------------------------------------------------------------
            Securities                                                          How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Cash Reserve
                                                 -----------------------------------------------------------------------------------
Repurchase agreements: An agreement              We may use repurchase agreements as a short-term investment for the Fund's cash
between a buyer of securities such as            position. In order to enter into these repurchase agreements, the Fund must have
the Fund and a seller of securities, in          collateral of at least 102% of the repurchase price. The Fund will only enter
which the seller agrees to buy the               into repurchase agreements in which the collateral is composed of U.S.
securities back within a specified time          government securities.
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate.

Restricted securities: Privately placed          We may invest in privately placed securities, including those that are eligible
securities whose resale is restricted            for resale only among certain institutional buyers without registration which
under securities law.                            are commonly known as "Rule 144A Securities." Other restricted securities which are illiquid must be limited to 10% of total Fund assets.

Illiquid securities: Securities that do          We may not invest more than 10% of total assets in illiquid securities including
not have a ready market, and cannot be           repurchase agreements that mature in more than seven days.
easily sold, if at all, at approximately
the price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions about the securities listed in the table above.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
               Risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Cash Reserve
                                                 -----------------------------------------------------------------------------------

Interest rate risk is the risk that              Because the Fund invests exclusively in short-term securities, interest rate
securities, particularly bonds with              changes are not a major risk to the value of itt portfolio. However, a decline
longer maturities, will decrease in              in interest rates would reduce the level of income provided by the Fund.
value if interest rates rise.


Credit risk is the risk that there is            The Fund holds only high quality short-term securities. Therefore, it is
the possibility that a bond's issuer (or         generally not subject to significant credit risk.
an entity that insures the bond) will be
unable to make timely payments of                We limit our investments to those that the board of trustees considers to be of
interest and principal.                          high quality with minimal credit risks. All investments must also meet the maturity, quality and diversifi-cation standards that apply to taxable money market funds.

Counterparty risk is the risk that the           We try to minimize this risk by considering the creditworthiness of all parties
Fund may lose money because a party that         before we enter into transactions with them.
we contract with to buy or sell
securities fails to fulfill its side of          Where appropriate, we will also hold collateral from the counterparties
the agreement.                                   consistent with applicable regulations.

Inflation risk is the risk that the              The Fund is designed for short-term investment goals and therefore may not
return from your investments will be             outpace inflation over longer time periods. For this reason, the Fund is not
less than the increase in the cost of            recommended as a primary investment for people with long-term goals.
living due to inflation, thus preventing
you from reaching your financial goals.
------------------------------------------------------------------------------------------------------------------------------------


Bond                                         Bond ratings                               Capital              Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
A debt security, like an IOU, issued by      Independent evaluations of                 The amount of        An increase in the
a company, municipality or government        creditworthiness, ranging from Aaa/AAA     money you invest.    value of an investment.
agency. In return for lending money to       (highest quality) to D (lowest quality).
the issuer, a bond buyer generally           Bonds rated Baa/BBB or better are
receives fixed periodic interest             considered investment grade. Bonds rated
payments and repayment of the loan           Ba/BB or lower are commonly known as
amount on a specified maturity date. A       junk bonds. See also Nationally
bond's price changes prior to maturity       recognized statistical rating
and is inversely related to current          organization.
interest rates. When interest rates
rise, bond prices fall, and when
interest rates fall, bond prices rise.

                                                                            5
                                                                            ----

Who manages the Fund



Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.44% of average daily net assets for the last fiscal year.



C-E
                                                                  Consumer Price Index                Contingent deferred sales
Commission                        Compounding                     (CPI)                               charge (CDSC)
------------------------------------------------------------------------------------------------------------------------------------
The fee an investor pays to a     Earnings on an investment's     Measurement of U.S. inflation;      Fee charged by some mutual
financial adviser for             previous earnings.              represents the price of a basket    funds when shares are redeemed
investment advice and help in                                     of commonly purchased goods.        (sold back to the fund) within
buying or selling mutual                                                                              a set number of years; an
funds, stocks, bonds or other                                                                         alternative method for
securities.                                                                                           investors to compensate a
                                                                                                      financial adviser for advice
                                                                                                      and service, rather than an
                                                                                                      up-front commission.



   6
----

Who's who?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.


                                                     Board of Trustees

    Investment manager                                                                   Custodian
    Delaware Management Company                         The Fund                         The Chase Manhattan Bank
    One Commerce Square                                                                  4 Chase Metrotech Center
    Philadelphia, PA 19103                                                               Brooklyn, NY 11245



                                     Service agent                            Distributor
    Portfolio managers               Delaware Service Company, Inc.           Delaware Distributors, L.P.
                                     1818 Market Street                       1818 Market Street
                                     Philadelphia, PA 19103                   Philadelphia, PA 19103


                                                      Financial advisers


                                                         Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

                                                                                    Dividend                   Expense
Corporate Bond                Cost Basis                 Diversification            Distributions              Ratio
------------------------------------------------------------------------------------------------------------------------------------
A debt security issued by a   The original purchase      The process of spreading   Payments to mutual fund    A mutual fund's
corporation. See Bond.        price of an investment,    investments among a        shareholders of dividends  total operating
                              used in determining        number of different        passed along from the      expenses, expressed
                              capital gains and losses.  securities, asset classes  fund's portfolio of        as a percentage of
                                                         or investment styles to    securities.                its total net
                                                         reduce the risks of                                   assets. Operating
                                                         investing.                                            expenses are the
                                                                                                               costs of running a
                                                                                                               mutual fund,
                                                                                                               including management
                                                                                                               fees, offices,
                                                                                                               staff, equipment and
                                                                                                               expenses related to
                                                                                                               maintaining the
                                                                                                               fund's portfolio of
                                                                                                               securities and
                                                                                                               distributing its
                                                                                                               shares. They are
                                                                                                               paid from the fund's
                                                                                                               assets before any
                                                                                                               earnings are
                                                                                                               distributed to
                                                                                                               shareholders.

                                                                            7
                                                                            ----

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.


Unlike shares of most money market funds, Delaware Cash Reserve B and C Class shares are subject to a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class B and C shares are available only to investors who already have Class B and C shares of other Delaware Investments funds and want a temporary defensive investment alternative. They are also available to investors who have chosen the Wealth Builder Option (see page 14) to exchange their shares of Delaware Cash Reserve for Class B and C shares of other Delaware Investments funds.



Choosing a share class

CLASS
  B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant Class shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Consultant Class shares with a 12b-1 fee of no more than 0.30% (currently no more than 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

F-M

Financial adviser                            Fixed-income securities                      Inflation
------------------------------------------------------------------------------------------------------------------------------------
Financial professional (e.g., broker,        With fixed-income securities, the money      The increase in the cost of goods and
banker, accountant, planner or insurance     you originally invested is paid back at      services over time. U.S. inflation is
agent) who analyzes clients' finances        a pre-specified maturity date. These         frequently measured by changes in the
and prepares personalized programs to        securities, which include government,        Consumer Price Index (CPI).
meet objectives.                             corporate or municipal bonds, as well as
                                             money market securities, typically pay a
                                             fixed rate of return (often referred to
                                             as interest). See Bond.


   8
----

CLASS
  C


o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares and Consultant Class shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.


Each of the Class B and Class C shares of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.




Investment goal                Liquidity                        Management fee                   Maturity
------------------------------------------------------------------------------------------------------------------------------------
The objective, such as         The ease with which an           The amount paid by a mutual      The length of time until a
long-term capital growth or    investment can be converted      fund to the investment adviser   bond issuer must repay the
high current income, that a    into cash without a              for management services,         underlying loan principal to
mutual fund pursues.           significant loss of principal.   expressed as an annual           bondholders.
                               Money market funds are           percentage of the fund's
                               considered to be highly          average daily net assets.
                               liquid.

                                                                            9
                                                                            ----

How to buy shares

[GRAPHIC OMITTED]
Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED]
By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19101. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED]
By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED]
By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED]
Through automated shareholder services

You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

N-S
                                           Nationally recognized statistical           Net asset value
NASD Regulation, Inc. (NASD)               rating organization (NRSRO)                 (NAV)
------------------------------------------------------------------------------------------------------------------------------------
A self-regulating organization,            A company that assesses the credit          The daily dollar value of one mutual
consisting of brokerage firms (including   quality of bonds, commercial paper,         fund share. Equal to a fund's net assets
distributors of mutual funds), that is     preferred and common stocks and             divided by the number of shares
responsible for overseeing the actions     municipal short-term issues, rating the     outstanding.
of its members.                            probability that the issuer of the debt
                                           will meet the scheduled interest
                                           payments and repay the principal.
                                           Ratings are published by such companies
                                           as Moody's Investors Service, Inc.
                                           (Moody's), Standard & Poor's (S&P), Duff
                                           & Phelps, Inc. (Duff), and Fitch IBCA,
                                           Inc. (Fitch).



  10
----

How to buy shares
(continued)

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.



Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.



Principal              Prospectus             Redeem              Risk                    Sales charge
------------------------------------------------------------------------------------------------------------------------------------
Amount of money you    The official           To cash in your     Generally defined as    Charge on the
invest (also called    offering document      shares by selling   variability of          purchase or
capital). Also         that describes a       them back to the    value; also credit      redemption of fund
refers to a bond's     mutual fund,           mutual fund.        risk, inflation         shares sold through
original face value,   containing                                 risk, currency and      financial advisers.
due to be repaid at    information required                       interest rate risk.     May vary with the
maturity.              by the SEC, such as                        Different               amount invested.
                       investment                                 investments involve     Typically used to
                       objectives,                                different types and     compensate advisers
                       policies, services                         degrees of risk.        for advice and
                       and fees.                                                          service provided.

                                                                            11
                                                                            ----

How to redeem shares


[GRAPHIC OMITTED]
Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED]
By mail


You can redeem shares (sell them back to the fund) by mail by writing to: Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED]
By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]
By wire


You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED]
Through automated shareholder services

You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.



S-V

SEC (Securities and                                              Signature                        Statement of Additional
Exchange Commission)             Share classes                   guarantee                        Information (SAI)
------------------------------------------------------------------------------------------------------------------------------------
Federal agency established by    Different classifications of    Certification by a bank,         The document serving as "Part
Congress to administer the       shares; mutual fund share       brokerage firm or other          B" of a fund's prospectus that
laws governing the securities    classes offer a variety of      financial institution that a     provides more detailed
industry, including mutual       sales charge choices.           customer's signature is valid;   information about the fund's
fund companies.                                                  signature guarantees can be      organization, investments,
                                                                 provided by members of the       policies and risks.
                                                                 STAMP program.



  12
----

How to redeem shares
(continued)

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.



Account minimum

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.


Automatic
Investing Plan


The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.



Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

                                                               Uniform Gift to Minors Act and
Stock                           Total return                   Uniform Transfers to Minors Act    Volatility
------------------------------------------------------------------------------------------------------------------------------------
An investment that represents   An investment performance      Federal and state laws that        The tendency of an investment
a share of ownership (equity)   measurement, expressed as a    provide a simple way to            to go up or down in value by
in a corporation. Stocks are    percentage, based on the       transfer property to a minor       different magnitudes.
often referred to as            combined earnings from         with special tax advantages.       Investments that generally go
"equities."                     dividends, capital gains and                                      up or down in value in
                                change in price over a given                                      relatively small amounts are
                                period.                                                           considered "low volatility"
                                                                                                  investments, whereas those
                                                                                                  investments that generally go
                                                                                                  up or down in value in
                                                                                                  relatively large amounts are
                                                                                                  considered "high volatility"
                                                                                                  investments.

                                                                            13
                                                                            ----

Special services
(continued)


Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.


Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges


You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.


  14
----

Special services
(continued)


Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, distributions and taxes

Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.


Certain management considerations




Investments by fund of funds


The Fund accepts investments from the portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.



                                                                            15
                                                                            ----

Financial highlights
                                                                                                                           B Class
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        Year ended
                                                                                                                              3/31
The Financial                Delaware Cash Reserve                          2000        1999         1998        1997         1996
highlights table is          -----------------------------------------------------------------------------------------------------
intended to help you
understand the               Net asset value, beginning of period         $1.000      $1.000       $1.000      $1.000       $1.000
Fund's financial
performance. All             Income from investment operations:
"per share"
information reflects         Net investment income                         0.036       0.035        0.038       0.035        0.039
financial results                                                         ------      ------       ------      ------       ------
for a single Fund            Total from investment operations              0.036       0.035        0.038       0.035        0.039
share. This                                                               ------      ------       ------      ------       ------
information has been         Less dividends:
audited by Ernst &
Young LLP, whose             Dividends from net investment income         (0.036)     (0.035)      (0.038)     (0.035)      (0.039)
report, along with                                                        ------      ------       ------      ------       ------
the Fund's financial         Total dividends                              (0.036)     (0.035)      (0.038)     (0.035)      (0.039)
statements, is                                                            ------      ------       ------      ------       ------
included in the              Net asset value, end of period               $1.000      $1.000       $1.000      $1.000       $1.000
Fund's annual                                                             ======      ======       ======      ======       ======
report, which is             Total return(1)                               3.65%       3.57%        3.84%       3.58%        3.97%
available upon
request by calling           Ratios and supplemental data:
800.523.1918.
                             Net assets, end of period (000 omitted)     $23,349     $19,908       $6,522     $12,988       $8,127

                             Ratio of expenses to average net assets       1.91%       1.90%        1.88%       1.88%        1.95%

                             Ratio of net investment income to average
                               net assets                                  3.59%       3.51%        3.78%       3.52%        3.90%
                             -----------------------------------------------------------------------------------------------------

                             (1)  Total investment return is based on the change in the net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.


How to read the
financial highlights



Net investment income                      Net asset value (NAV)                     Total return
------------------------------------------------------------------------------------------------------------------------------------
Net investment income includes interest    This is the value of a mutual fund        This represents the rate that an
income earned from a fund's securities;    share, calculated by dividing the net     investor would have earned or lost on an
it is after expenses have been deducted.   assets by the number of shares            investment in a fund. In calculating
                                           outstanding.                              this figure for the financial highlights
                                                                                     table, we include applicable fee
                                                                                     waivers, exclude contingent deferred
                                                                                     sales charges, and assume the
                                                                                     shareholder has reinvested all
                                                                                     dividends.


  16
----

                                                                                             C Class
----------------------------------------------------------------------------------------------------
                                                                                              Period
                                                                             Year ended     11/29/95
                                                                                   3/31      through
                                             2000        1999         1998         1997      3/31/96
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:

Net investment income                        0.036       0.035        0.038       0.035        0.012
                                            ------      ------       ------      ------       ------
Total from investment operations             0.036       0.035        0.038       0.035        0.012
                                            ------      ------       ------      ------       ------
Less dividends:

Dividends from net investment income        (0.036)     (0.035)      (0.038)     (0.035)      (0.012)
                                            ------      ------       ------      ------       ------
Total dividends                             (0.036)     (0.035)      (0.038)     (0.035)      (0.012)
                                            ------      ------       ------      ------       ------
Net asset value, end of period              $1.000      $1.000       $1.000      $1.000       $1.000
                                            ======      ======       ======      ======       ======
Total return(1)                              3.65%       3.58%        3.84%       3.58%        1.24%

Ratios and supplemental data:

Net assets, end of period (000 omitted)     $7,760     $11,134       $3,702      $2,799         $304

Ratio of expenses to average net assets      1.91%       1.90%        1.88%       1.88%        1.95%

Ratio of net investment income to average
  net assets                                 3.59%       3.51%        3.78%       3.52%        3.90%
----------------------------------------------------------------------------------------------------
(1)  Total investment return is based on the change in the net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                           Ratio of expenses to average                Ratio of net investment income to
Net assets                                 net assets                                  average net assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets represent the total value of    The expense ratio is the percentage of      We determine this ratio by dividing net
all the assets in a fund's portfolio,      net assets that a fund pays annually for    investment income by average net assets.
minus any liabilities, that are            operating expenses and management fees.
attributable to that class of a fund.      These expenses include accounting and
                                           administration expenses, services for
                                           shareholders, and similar expenses.



                                                                            17
                                                                            ----

     Delaware Cash Reserve

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser. You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov).


     You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 202.942.8090.


     Web site

     www.delawareinvestments.com

     E-mail

     service@delinvest.com

     Shareholder Service Center

     800.523.1918

     Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

     Delaphone Service

     800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

     Investment Company Act file number: 811-2806

     Delaware Cash Reserve Symbols

                                   CUSIP
                                -----------
     Class B                     245910302
     Class C                     245910401



DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Delaware Investments includes funds with a wide                 DELAWARE CASH RESERVE
range of investment objectives. Stock funds,
income funds, national and state-specific tax-exempt
funds, money market funds, global and
international funds and closed-end funds give
investors the ability to create a portfolio that
fits their personal financial goals. For more
information, contact your financial adviser or
call Delaware Investments at 800-523-1918.
                                                                A CLASS
                                                                B CLASS
                                                                C CLASS
                                                                CONSULTANT CLASS
INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.                                     DELAWARE GROUP CASH RESERVE
1818 Market Street
Philadelphia, PA 19103                                          No Front-End Sales Charge

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT                                              PART B
Delaware Service Company, Inc.
1818 Market Street                                              STATEMENT OF ADDITIONAL INFORMATION
Philadelphia, PA 19103
                                                                MAY 30, 2000
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN                                                                       DELAWARE(SM)
The Chase Manhattan Bank                                                        INVESTMENTS
4 Chase Metrotech Center                                                        ------------
Brooklyn, NY 11245

                       STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 30, 2000

                           DELAWARE GROUP CASH RESERVE
                           Delaware Cash Reserve Fund

                               1818 Market Street
                             Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-1918

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


         Delaware Group Cash Reserve ("Cash Reserve") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Delaware Cash Reserve Fund (the "Fund").

         The Fund offers Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund dated May 30, 2000, as they may be amended from time to time. Part
B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

-------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------------------------------
Investment Objective and Policy                               Taxes
-------------------------------------------------------------------------------------------------------
Performance Information                                       Investment Management Agreement
-------------------------------------------------------------------------------------------------------
Trading Practices                                             Officers and Trustees
-------------------------------------------------------------------------------------------------------
Purchasing Shares                                             General Information
-------------------------------------------------------------------------------------------------------
Retirement Plans                                              Financial Statements
-------------------------------------------------------------------------------------------------------
Offering Price                                                Appendix A - Description of Ratings
-------------------------------------------------------------------------------------------------------
Redemption and Exchange
---------------------------------------------------           Appendix B - Investment Objectives of the
Dividends and Realized Securities Profits                     Funds in the Delaware Investments Family
Distributions
-------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved.

         The Fund intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments, below, and Appendix A - Description of Ratings.

         The Fund limits its investments to those which the Board of Trustees has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Money Market Instruments
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, at the time of purchase a bank obligation or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g. A-2 or better by Standard & Poor's ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., A-2 or better by S&P and P-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. The Fund may use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A - Description of Ratings.

AssetBacked Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, and automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Passthrough securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card loans, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (the "Manager") the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Restrictions
         Fundamental Restrictions--Cash Reserve has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit. In addition, the Fund may concentrate its investments in bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

         2. Borrow money or issue senior securities, except as Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Concentration
         In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

         Following are additional investment restrictions and policies which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Invest more than 20% of its assets in securities other than money market instruments as defined above.

         2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the ^ 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or federal agencies) or acquire more than 10% of the voting securities of such an issuer. Where securities are issued by one entity but are guaranteed by another, "issuer" shall not be deemed to include the guarantor so long as the value of all securities owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

         10. Purchase more than 10% of the outstanding securities of any issuer or invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry, except that the Fund may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         13. Retain in its portfolio securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds of the Fund in the securities of companies which have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies. Such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Fund has come into existence as the result of a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnerships or individual enterprises.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         16. Invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.


PERFORMANCE INFORMATION

         For the seven-day period ended March 31, 2000, the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 5.34%, 4.34%, 4.34% and 5.09%, respectively, and the compounded effective yield was 4.18%, 3.15%, 3.15% and 3.92%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 55 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows.

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown below.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 2000:

                                                                                                           Consultant Class
                                                  Class A Shares    Class B Shares       Class C Shares          Shares
                                                  --------------    --------------       --------------     ---------------
Value of a hypothetical account with one
       share at the beginning of the period......  $1.00000000        $1.00000000         $1.00000000         $1.00000000

Value of the same account at the
       end of the period.........................  $1.00102438        $1.00083310         $1.00083310         $1.00097657
                                                   ===========        ===========         ===========         ===========

Net change in account value......................   0.00102438(1)      0.00083310(1)       0.00083310(1)       0.00097657(1)


Base period return = net change in account
       value/beginning account value.............   0.00102438         0.00083310          0.00083310          0.00097657


Current yield [base period return x (365/7)].....        5.34%(2)           4.34%(2)            4.34%(2)            5.09%(2)
                                                   ===========        ===========         ===========         ===========

Effective yield (1 + base period) 365/7 - 1......        5.48%(3)           4.44%(3)            4.44%(3)            5.22%(3)
                                                   ===========        ===========         ===========         ===========

Weighted average life to maturity of the portfolio on March 31, 2000 was 44 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 2000.

(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 2000.

(3) This represents the current yield for the seven calendar days ended March 31, 2000 compounded daily.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                                              n
                                                         P(1+T) = ERV
         Where:          P  =  a hypothetical initial purchase order of $1,000;

                         T  =  average annual total return;

                         n  =  number of years;

                       ERV  =   redeemable value of the hypothetical $1,000
                                purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C
                                Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The performance, as shown below, is the average annual total return quotations for each Class through March 31, 2000, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected. The average annual total return for Class B and C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 2000. The average annual total return for Class B and Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 2000 and, therefore, does not reflect the deduction of a CDSC.


                                                        Average Annual Total Return
--------------------------------------------------------------------------------------------------------------------------------
                                                                        Class B Shares                         Class C Shares
                                       Consultant     Class B Shares      (Excluding       Class C Shares        (Excluding
                                         Class          (Including         Deferred      (Including Deferred      Deferred
                    Class A Shares       Shares          Deferred        Sales Charge)      Sales Charge)       Sales Charge)
                       (Inception      (Inception    Sales Charge) (1)    (Inception         (Inception          (Inception
                        6/30/78)        3/10/88)    (Inception 5/2/94)      5/2/94)           11/29/95)           11/29/95)
--------------------------------------------------------------------------------------------------------------------------------
1 year ended
3/31/00                   4.69%           4.43%           -1.35%              3.65%              2.65%               3.65%
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
3 years ended
3/31/00                   4.73%           4.47%            2.75%              3.69%              3.69%               3.69%
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
5 years ended
3/31/00                   4.76%           4.50%            3.37%              3.72%               N/A                 N/A
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
10 years ended
3/31/00                   4.55%           4.29%             N/A                N/A                N/A                 N/A
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
15 years ended
3/31/00                   5.44%           5.21%             N/A                N/A                N/A                 N/A
------------------- ----------------- ------------- ------------------- ---------------- -------------------- ------------------
Life of Fund              7.38%           7.22%            3.48%              3.62%              3.66%               3.66%
--------------------------------------------------------------------------------------------------------------------------------


(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         From time to time, the Fund may quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for the shares of each Class of the Fund through March 31, 2000. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.


                                                            Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B Shares    Class C Shares
                                       Consultant                           (Excluding        (Including         Class C Shares
                                         Class         Class B Shares        Deferred          Deferred            (Excluding
                    Class A Shares       Shares      (Including Deferred   Sales Charge)     Sales Charge)          Deferred
                      (Inception       (Inception     Sales Charge) (1)     (Inception        (Inception         Sales Charge)
                       6/30/78)         3/10/88)     (Inception 5/2/94)       5/2/94)          11/29/95)      (Inception 11/29/95)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended
3/31/00                   1.30%            1.24%            -3.95%              1.05%             0.05%               1.05%
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
6 months ended
3/31/00                   2.52%            2.39%            -2.99%              2.01%             1.01%               2.01%
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
9 months ended
3/31/00                   3.64%            3.44%            -2.14%              2.86%             1.86%               2.86%
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
1 year ended              4.69%            4.43%            -1.35%              3.65%             2.65%               3.65%
3/31/00
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
3 years ended
3/31/00                  14.86%           14.01%             8.48%             11.48%            11.48%              11.48%
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
5 years ended
3/31/00                  26.19%           24.63%            18.05%             20.05%              N/A                 N/A
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
10 years ended
3/31/00                  56.11%           52.27%              N/A                N/A               N/A                 N/A
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
15 years ended
3/31/00                 121.24%          114.23%              N/A                N/A               N/A                 N/A
------------------- ---------------- --------------- -------------------- ---------------- ------------------ ---------------------
Life of Fund            370.52%          355.61%            22.44%             23.44%            16.90%              16.90%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of Delaware Management Company (the "Manager") and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.

                          Investment         Price         Number of Shares
                            Amount         Per Share          Purchased
          Month 1           $100            $10.00               10
          Month 2           $100            $12.50                8
          Month 3           $100             $5.00               20
          Month 4           $100            $10.00               10
          ------------------------------------------------------------------
                            $400            $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

       This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

TRADING PRACTICES

       Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

       Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

       Consistent with the Conduct Rules of the NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's shares
- Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares and has agreed to use its best efforts to sell shares of the Fund.

       Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

       The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.

       Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

       With respect to Class A Shares and Consultant Class Shares, certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. With respect to Class A Shares and Consultant Class Shares, an investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

       Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest.

       Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC but such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses, which are higher than those to which Consultant Class Shares are subject and are assessed against Class B Shares for approximately eight years after purchase.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       For both Class B Shares and Class C Shares, the CDSC will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares, below. Such conversion will constitute a tax-free exchange for federal income tax purposes.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Prospective investors should consider the availability of Class A Shares and Consultant Class Shares or whether, given their particular circumstances, it is more advantageous to purchase Class B Shares or Class C Shares. Shareholders purchasing Class B Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase. Shareholders purchasing Class C Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to Class B, C and Consultant Class Shares. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class B, Class C and Consultant Class Shares.

       Dividends, if any, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Consultant Class Shares, Class B Shares and Class C Shares will be borne exclusively by such shares.

       The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Deferred Sales Charge Alternative - Class B Shares
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
       Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the 18th day (or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.

       Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

       Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Investing by Mail
       Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

       Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

       Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
       Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to First Union Bank, ABA #031201467, account number 2014128934013, (include the shareholder's name and Class account number in the wire).

       Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800-523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

       Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800-523-1918 of each transmission of funds by wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of any other fund in the Delaware Investments family which offers such classes of shares may not be exchanged into Class A Shares or Consultant Class Shares. Holders of Class B Shares of the Fund are permitted to exchange all or a part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or a part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

         Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                   *  *  *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

12-Month Reinvestment Privilege for Class B Shares
       Holders of Class B Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the Class B Shares of the Fund or Class B Shares of any of the other funds in the Delaware Investments family. The amount of the CDSC previously charged on the redemption will be reimbursed by the Fund. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. The reinvestment privilege does not extend to a redemption of Class C Shares.

       Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Consultant Class Shares.

       A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

       Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

When Orders are Effective
       Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

       If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

       Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares
       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

       The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

       In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.

       The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce these amounts at any time. The Fund's Board of Trustees has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.

       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Fund, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

       Each year, the trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those trustees who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

       For the fiscal year ended March 31, 2000, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $254,974, $96,647 and $90,275, respectively. Such amounts were used for the following purposes:

--------------------------------------------------------------------------------
                                          Class B      Class C  Consultant Class
                                          -------      -------  ----------------
------------------------------------- ----------- ------------ -----------------
Advertising                                    $0           $0                $0
------------------------------------- ----------- ------------ -----------------
Annual/Semi-Annual Reports                      0            0               558
------------------------------------- ----------- ------------ -----------------
Broker Trails                              64,403       41,282            88,369
------------------------------------- ----------- ------------ -----------------
Broker Sales Charges                      160,316       39,820                 0
------------------------------------- ----------- ------------ -----------------
Dealer Service Expenses                         0            0                 0
------------------------------------- ----------- ------------ -----------------
Interest on Broker Sales Charges           18,167          349                 0
------------------------------------- ----------- ------------ -----------------
Commissions to Wholesalers                 11,385        6,942                 0
------------------------------------- ----------- ------------ -----------------
Promotional-Broker Meetings                     0           78               650
------------------------------------- ----------- ------------ -----------------
Promotional-Other                               0            0               452
------------------------------------- ----------- ------------ -----------------
Prospectus Printing                             0            0                 0
------------------------------------- ----------- ------------ -----------------
Telephone                                       0            0                 0
------------------------------------- ----------- ------------ -----------------
Wholesaler Expenses                           703        8,176               246
------------------------------------- ----------- ------------ -----------------
Other                                           0            0                 0
--------------------------------------------------------------------------------

Reinvestment of Dividends in Other Delaware Investments Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of the funds in the Delaware Investments family that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Investments family that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Investments family that offers such a class of shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

MoneyLine(SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectuses and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Account Statements
         You will receive quarterly statements of your account summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

         Simple IRA participants will receive quarterly conformations of all such transactions that have taken place in the previous three-month period on their quarterly participant statement. Participants will still receive immediate confirmation when they invest in a fund for the first time or when they establish a new account. Participants may request confirmations of specific transactions prior to the end of the quarter by calling 800-523-1918.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus and this Part B and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $32,000 ($52,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $52,000 and $62,000, and for single individuals with incomes between $32,000 and $42,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Investments family.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


OFFERING PRICE
         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.


REDEMPTION AND EXCHANGE

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except for the applicable CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year after purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectuses and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares described above.

Checkwriting Feature
         Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B Shares or Class C Shares of the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check can contact the Transfer Agent at 800-523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

                                    *  *  *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Consultant Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Redemptions of Timing Accounts
         Redemption Requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after a receipt of a redemption request in good order.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares and Consultant Class Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         The CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previosly redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plans due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"); and (iv) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn in each year under the Plan is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares under Purchasing Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

                  If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

TAXES

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report any capital gain distributions to you according to the following categories of holding periods:

         "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holders are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% bracket).

         "Short-term capital gains": gains on securities sold by a Fund that do not meet the long-term holding period are considered short-term capital gains and are taxed as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate bracket may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

The automatic conversion of Class B Shares into Consultant Class Shares of the Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes.


INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 2000, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $46 billion in assets in the various institutional or separately managed (approximately $25,832,270,000) and investment company (approximately $20,274,960,000) accounts.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated December 15, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the trustees of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1,500 million, 0.30% on assets in excess of $2.5 billion. The Manager pays the Fund's rent and the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.

         On March 31, 2000, the total net assets of the Fund were $629,951,323. Investment management fees paid by the Fund were $2,904,636 for the fiscal year ended March 31, 1998, $3,028,442 for the fiscal year ended March 31, 1999 and $2,860,175 for the fiscal year ended March 31, 2000.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated December 15, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 15, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Fund are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On April 30, 2000, the Fund's officers and trustees owned less than 1% of the outstanding shares of each Class.

         As of April 30, 2000, the Fund believes the following accounts held 5% or more of record of a Class. The Fund has no knowledge of beneficial ownership.

--------------------------------------------------------------------------------
Class              Name and Address of Account     Share Amount     Percentage
-----              ---------------------------     ------------     ----------
--------------------------------------------------------------------------------
Class C Shares     NFSC FEBO #BJT-100668           338,156.620         5.44%
                   Thomas G. Flesch
                   George Gerdes TTEE
                   G&F Const. Inc. Pen Pl
                   3181 Highridge Dr.
                   Taylor Mill, KY 41015-4487
--------------------------------------------------------------------------------


         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of Cash Reserve hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Cash Reserve are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Trustee/Director of Cash Reserve and each of the other 32 investment companies in the Delaware Investments family. Prior to January 1, 1999, Mr. Stork was Director of
                                            Delaware Capital Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.;
                                            Chairman, President, Chief Executive Officer, Chief Investment Officer and
                                            Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business
                                            Trust; Chairman, President, Chief Executive Officer and Chief Investment Officer of
                                            Delaware Management Company (a series of Delaware Management Business Trust); Chairman,
                                            Chief Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust); Chairman and Chief Executive Officer of
                                            Delaware International Advisers Ltd.; Chairman, Chief Executive Officer and Director of
                                            Delaware International Holdings Ltd.; Chief Executive Officer of Delaware Management
                                            Holdings, Inc.; President and Chief Executive Officer of Delvoy, Inc.; Chairman of
                                            Delaware Distributors, L.P.; Director of Delaware Service Company, Inc. and Retirement
                                            Financial Services, Inc. Prior to January 1, 2000, Mr. Stork was Chairman and Director
                                            of Delaware Management Holdings, Inc. and Director of Delaware International Advisers
                                            Ltd.

                                            In addition, during the five years prior to January 1, 2000, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

------------------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with Cash Reserve's investment manager and considered an "interested person" as defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------------------------------------------------------------------------------------------------
*David K. Downes (60)                       President, Chief Executive Officer, Chief Financial Officer and Trustee/Director of Cash
                                            Reserve and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management Business
                                            Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital Management, Inc.

                                            President, Chief Operating Officer and Director of Delaware General Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware Service Company,
                                            Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                            International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement Financial
                                            Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer of Delaware
                                            Management Holdings, Inc., Founders CBO Corporation, Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust) and Delaware Distributors, L.P.

                                            Executive Vice President, Chief Financial Officer, Chief Administrative Officer and
                                            Trustee of Delaware Management Business Trust

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                            of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

------------------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with Cash Reserve's investment manager and considered an "interested person" as defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                       Trustee/Director Cash Reserve and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

------------------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)                         Trustee/Director of Cash Reserve and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive
                                            Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware
                                            Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and
                                            Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care Services from 1995 to 1999.

------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (61)                       Trustee/Director of Cash Reserve and each of the 32 other investment companies in the
                                            Delaware Investments family.

                                            500 Fifth Avenue, New York, NY 10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                            Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                            York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (59)                           Trustee/Director of Cash Reserve and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY 10021

                                            Retired Treasurer, National Gallery of Art

                                            From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of Art and from
                                            1990 to 1994, Ms. Leven was Deputy Treasurer of the National Gallery of Art. In
                                            addition, from 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                                            Professor of Columbia Business School.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (64)                      Trustee/Director of Cash Reserve and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                            1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                            President of U.S. WEST Communications--Markets.

------------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (74)                        Trustee/Director of Cash Reserve and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            P.O. Box 1102, Columbia, MD 21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                            Group, Inc., Columbia, MD.

------------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)                       Trustee/Director of Cash Reserve and 32 other investment companies in the Delaware
                                            Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for the
                                            3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation, 1985-1987;
                                            Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                            Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                                            1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)                  Executive Vice President and Chief Investment Officer, Equities of Cash Reserve, each of the other 32 investment companies in the Delaware Investments family Delaware Management
                                            Holdings, Inc., Delaware Management Company (a series of Delaware Management Business
                                            Trust)^ and Delaware Capital Management, Inc.

                                            Chief Executive Officer/Chief Investment Officer/DIA Equity of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and
                                            Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

------------------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)                     Executive Vice President and Chief Investment Officer, Fixed Income of Cash Reserve and
                                            each of the other 32 investment companies in the Delaware Investments family.

                                            Director of Delaware Management Holdings, Inc. and Founders CBO Corporation.

                                            Executive Vice President and Director of Founders Holdings, Inc.

                                            Executive Vice President of Delaware Management Business Trust, Delaware Management
                                            Company (a series of Delaware Management Business Trust) and Delaware Capital
                                            Management, Inc.

                                            Mr. McMeekin joined Delaware Investments in 1999. During the past five years, he has also served in various executive capacities for Lincoln National Corporation.

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)                    Executive Vice President/General Counsel of Cash Reserve and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Holdings,
                                            Inc., Delaware Distributors, L.P., Delaware Management Company (a series of Delaware
                                            Management Business Trust), Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust) and Founders CBO Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware International Holdings
                                            Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management Company,
                                            Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                            Financial Services, Inc., Delaware Distributors, Inc., Delaware General Management, Inc.
                                            and Delaware Management Business Trust.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller (46)                         Senior Vice President/Deputy General Counsel and Secretary of Cash Reserve and each of the other 32 investment companies in Delaware Investments.

                                            Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                                            Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management Company, Inc.,
                                            Delaware Management Business Trust, Delaware Management Company (a series of Delaware
                                            Management Business Trust), Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust), Delaware Service Company, Inc., Delaware Capital Management,
                                            Inc., Retirement Financial Services, Inc., Delaware Distributors, Inc., Delaware
                                            Distributors, L.P., Delaware General Management, Inc. and Founders Holdings, Inc.

                                            During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.

------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                          Senior Vice President/Corporate Controller of Cash Reserve and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                            Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                            Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                            Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc., Retirement
                                            Financial Services, Inc., Founders Holdings, Inc., Delaware General Management, Inc. and
                                            Delaware Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                            Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)                      Senior Vice President and Treasurer of Cash Reserve and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Service Company, Inc. and
                                            Delaware Capital Management, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware Distributors,
                                            L.P. , Delaware Management Company (a series of Delaware Management Business Trust),
                                            Delaware Investment Advisers (a series of Delaware Management Business Trust) Delaware
                                            International Holdings, Inc. and Founders Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers
                                            Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                                            Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable
                                            Capital Management Corporation, New York, NY from 1987 to 1993.

------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom (46)                           Vice President/Portfolio Manager of Cash Reserve and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of
                                            Delaware Management Business Trust), Delaware Investment Advisors (a series of
                                            Delaware Management Business Trust).

                                            During the past five years, Ms. Isom has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Cash Reserve during its fiscal year and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or trustee during Cash Reserve's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of March 31, 2000. Only the independent trustees of Cash Reserve receive compensation from Cash Reserve.

------------------------------------------------------------------------------------------------------------------------

                                                             Pension                                  Total Compensation
                                                        Retirement Benefits                           from the Delaware
                                      Aggregate          Accrued as Part of      Estimated Annual        Investments
                               Compensation for Cash       Cash Reserve            Benefits Upon          Investment
Name                                   Reserve               Expenses              Retirement(1)         Companies(2)
------------------------------------------------------------------------------------------------------------------------
Walter B. Babich                        $1,759                 none                  $38,000               $56,441
------------------------------------------------------------------------------------------------------------------------
John H. Durham                          $1,868                 none                  $32,180               $52,226
------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                        $2,026                 none                  $38,000               $65,001
------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                            $2,057                 none                  $38,000               $66,001
------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                       $2,026                 none                  $38,000               $65,001
------------------------------------------------------------------------------------------------------------------------
Charles E. Peck                         $2,039                 none                  $38,000               $65,418
------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                        $1,868                 none                  $38,000               $60,001
------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of March 31, 2000, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent trustee/director currently receives a total annual retainer fee of $38,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,143 for each Board Meeting attended. Prior to May 1, 2000, John H. Durham served as a trustee/director for 19 investment companies in Delaware Investments and received a total annual retainer fee of $32,180, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on the Cash Reserve audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

GENERAL INFORMATION

      The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983, and reorganized as a Maryland corporation in 1990 and as a Delaware business trust in 1999.

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Manager and its affiliate Delaware International Advisers Ltd. also manage the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, in Appendix B.

      Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

      For the fiscal years ended March 31, 1998, 1999 and 2000, the Distributor received CDSC payments in the amount of $61,531, $86,668 and $351,986, respectively, with respect to Class B Shares.

      For the fiscal years ended March 31, 1998, 1999 and 2000, the Distributor received CDSC payments in the amount of $1,187, $5,426 and $24,825, respectively, with respect to Class C Shares.

      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer
Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

      The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization

      The Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The trustees are authorized to issue different series and classes of shares. At present, only one series has been issued which offers shares of four classes--Delaware Cash Reserve Fund A Class, Delaware Cash Reserve Consultant Class, Delaware Cash Reserve B Class and Delaware Cash Reserve C Class.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

      On August 16, 1999, Cash Reserve A Class (which was known as Delaware Cash Reserve A Class, and known as the Delaware Cash Reserve class from May 1992 to May 1994 and the original class prior to May 1992) changed its name to Delaware Cash Reserve Fund A Class; Cash Reserve Consultant Class (which was known as Delaware Cash Reserve Consultant Class, and known as Delaware Cash Reserve Consultant class from November 1992 to May 1994, Delaware Cash Reserve (Institutional) class from May 1992 to November 1992 and the consultant class prior to May 1992) changed its name to Delaware Cash Reserve Fund Consultant Class; Cash Reserve Fund B Class (which was known as Delaware Cash Reserve B Class) changed its name to Delaware Cash Reserve Fund B Class and Cash Reserve C Class (which was known as Delaware cash Reserve C Class) changed its name to Delaware Cash Reserve Fund C Class.

      On December 15, 1999, the name of Delaware Group Cash Reserve, Inc. was changed to Delaware Group Cash Reserve.

Noncumulative Voting
      Fund shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent auditors for Delaware Group Cash Reserve and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and
Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended March 31, 2000, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
          Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

          Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

         Excerpts from Duff and Phelps' description of its two highest ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good Grade:
D-2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Excerpts from Fitch IBCA, Inc.'s description of its highest ratings:
F-1+ -- Exceptionally strong quality; F-1 -- Very strong quality; F-2 -- Good credit quality^.

APPENDIX B--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

          Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Devon Series seeks current income and capital appreciation. The Series will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

          Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in the funds' prospectus(es).

PART C - Other Information
(Continued)

                                     PART C

                                Other Information

Item 23.          Exhibits

                  (a)      Agreement and Declaration of Trust

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders

                           (1)      Agreement and Declaration of Trust.
                                    Articles III, V and VI of Agreement and
                                    Declaration of Trust which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                           (2) By-Laws. Article II of the By-Laws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (d) Investment Management Agreement. Form of Investment Management Agreement (December 1999) between Delaware Management Company, (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (e)      (1)      Distribution Agreement

                                    (i)     Form of Distribution Agreement
                                            between Delaware Distributors, L.P.
                                            and the Registrant dated April 3,
                                            1995 incorporated into this filing
                                            by reference to Post-Effective
                                            Amendment No. 44 filed May 28, 1999.

                                    (ii)    Form of Amendment No. 1 to
                                            Distribution Agreement between
                                            Delaware Distributors, L.P.
                                            and the Registrant dated November
                                            29, 1995 incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 44
                                            filed May 28, 1999.

PART C - Other Information
(Continued)

                           (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                           (3) Dealer's Agreement. Form of Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                           (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

                  (f)      Bonus, Profit Sharing, Pension Contracts.
                           Inapplicable

                  (g)      Custodian Agreements

                           (1) Form of Custodian Agreement (Module) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (2) Form of Amendment to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (3) Form of Letter adding Registrant to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                  (h)      Other Material Contracts

                           (1) Form of Shareholders Services Agreement between Delaware Service Company and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 33 filed May 30, 1991.

                           (2) Form of Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 41 filed May 29, 1997, Post-Effective Amendment No. 42 filed May 29, 1998 and Post-Effective Amendment No. 43 filed March 26, 1999.

PART C - Other Information
(Continued)

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (j)      Consent of Auditors.  Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

                  (m)**    Plans under Rule 12b-1

                           (1) Form of Plan under Rule 12b-1 for Class B (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (2) Form of Plan under Rule 12b-1 for Class C (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (3) Form of Plan under Rule 12b-1 for Consultant Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                  (n-o)    Inapplicable.

                  (p)      Code of Ethics. Attached as Exhibit

                  (q) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective No. 22 to the Registration Statement for Delaware Group Global & International Funds filed November 22, 1999.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the Bylaws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.







** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class only.

Item 26.          Business and Other Connections of Investment Adviser.

                  Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

             The following persons serving as officers of the Manager have held the following positions during the past two years. The business address of each is 1818 Market Street, Philadelphia, PA 19103.


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Haldeman, Jr.(1)           Chief Executive Officer of Delaware Management Company (a series of Delaware Management
                                      Business Trust); President, Chief Executive Officer and Director of Delaware Management
                                      Holdings, Inc.; Chief Executive Officer and Director of  DMH Corp.; Chief Executive Officer
                                      and Director of Delvoy, Inc.; Chief Executive Officer and Director of Delaware Management
                                      Company, Inc.; Chief Executive Officer and Trustee of Delaware Management Business Trust,
                                      Director of Delaware Service Company, Inc.; Director of Delaware Capital Management, Inc.;
                                      Director of Retirement Financial Services, Inc.; Director of Delaware Distributors, Inc.;
                                      Chairman and Director of Delaware International Advisers Ltd.; Chief Executive Officer of
                                      Delaware General Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

David K. Downes                       President of Delaware Management Company (a series of Delaware Management Business Trust);
                                      President and Director of Delaware Management Company, Inc.; President, Chief Executive
                                      Officer and Director of Delaware Capital Management, Inc.; Chairman, President, Chief
                                      Executive Officer and Director of Delaware Service Company, Inc.; President, Chief
                                      Operating Officer, Chief Financial Officer and Director of Delaware International Holdings
                                      Ltd.; President, Chief Operating Officer and Director of Delaware General Management, Inc.;
                                      Chairman and Director of Delaware Management Trust Company; Chairman and Director of
                                      Retirement Financial Services, Inc.; Executive Vice President, Chief Operating Officer,
                                      Chief Financial Officer of Delaware Management Holdings, Inc.; Executive Vice President,
                                      Chief Operating Officer, Chief Financial Officer of Founders CBO Corporation; Executive
                                      Vice President, Chief Operating Officer, Chief Financial Officer of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Executive Vice President, Chief
                                      Operating Officer, Chief Financial Officer and Director of DMH Corp.; Executive Vice
                                      President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                      Distributors, Inc.; Executive Vice President, Chief Operating Officer and Chief Financial
                                      Officer of Delaware Distributors, L.P.; Executive Vice President, Chief Operating Officer,
                                      Chief Financial Officer and Director of Founders Holdings, Inc.; Executive Vice President,
                                      Chief Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.; Executive
                                      Vice President, Chief Operating Officer, Chief Financial Officer and Trustee of Delaware
                                      Management Business Trust; Director of Delaware International Advisers Ltd.; President,
                                      Chief Executive Officer, Chief Financial Officer and Trustee/Director of each fund in the
                                      Delaware Investments family

                                      Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown
                                      Square, PA
-----------------------------------------------------------------------------------------------------------------------------------

John C. E. Campbell                   Executive Vice President/Global Marketing & Client Services of Delaware Management Company
                                      (a series of Delaware Management Business Trust); Executive Vice President/Global
                                      Marketing & Client Services of Delaware Investment Advisers (a series of Delaware
                                      Management Business Trust); Director of Delaware International Advisers Ltd.

-----------------------------------------------------------------------------------------------------------------------------------

William E. Dodge (2)                  Executive Vice President and Chief Investment Officer, DMC - Equity of Delaware Management
                                      Company (a series of Delaware Management Business Trust); Executive Vice President of
                                      Delaware Management Business Trust; President and Chief Investment Officer, DIA - Equity of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive
                                      Vice President of Delaware Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                   Executive Vice President and General Counsel of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Executive Vice President and General Counsel of
                                      Delaware Management Holdings, Inc.; Executive Vice President and General Counsel of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive
                                      Vice President and General Counsel of Founders CBO Corporation; Executive Vice
                                      President/General Counsel and Director of Delaware International Holdings Ltd.; Executive
                                      Vice President/General Counsel and Director of Founders Holdings, Inc.; Executive Vice
                                      President/General Counsel and Director of Delvoy, Inc.; Executive Vice President/General
                                      Counsel and Director of DMH Corp.; Executive Vice President/General Counsel and Director of
                                      Delaware Management Company, Inc.; Executive Vice President/General Counsel and Trustee of
                                      Delaware Management Business Trust; Executive Vice President/General Counsel and Director
                                      of Delaware Service Company, Inc.; Executive Vice President/General Counsel and Director of
                                      Delaware Capital Management, Inc.; Executive Vice President/General Counsel and Director of
                                      Retirement Financial Services, Inc.; Executive Vice President/General Counsel and Director
                                      of Delaware Distributors, Inc.; Executive Vice President/General Counsel of Delaware
                                      Distributors, L.P.; Executive Vice President/General Counsel and Director of Delaware
                                      Management Trust Company; Executive Vice President/General Counsel and Director of Delaware
                                      General Management, Inc.; Director of Delaware International Advisers Ltd.; Director of
                                      HYPPCO Finance Company Ltd.; Executive Vice President and General Counsel of each fund in the Delaware Investments family

                                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                                      Elverson, PA

-----------------------------------------------------------------------------------------------------------------------------------

Richard G. Unruh                      Executive Vice President/Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chief Executive Officer/Chief Investment Officer of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive
                                      Vice President and Trustee of Delaware Management Business Trust; Executive Vice President
                                      of Delaware Management Holdings, Inc.; Executive Vice President of Delaware Capital
                                      Management, Inc.; Director of Delaware International Advisers Ltd.; Executive Vice
                                      President and Chief Investment Officer, Equity for each fund in the Delaware Investments family.

                                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                                      2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                                      AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                      Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

-----------------------------------------------------------------------------------------------------------------------------------

Douglas L. Anderson                   Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Senior Vice President/Operations of Delaware Service Company,
                                      Inc.; Senior Vice President/Operations of Retirement Financial Services, Inc.; Senior Vice
                                      President/Operations and Director of Delaware Management Trust Company.

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                     Senior Vice President/Investment Accounting of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Senior Vice President/Investment Accounting of
                                      Delaware Service Company, Inc.; Senior Vice President/Investment Accounting of Delaware
                                      Capital Management, Inc.; Senior Vice President/Investment Accounting of Delaware
                                      Distributors, L.P.; Senior Vice President/Investment Accounting of Founders Holdings, Inc.;
                                      Senior Vice President and Treasurer/ Investment Accounting of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust); Senior Vice President/Manager of
                                      Investment Accounting of Delaware International Holdings, Inc.; Senior Vice President and
                                      Assistant Treasurer of Founders CBO Corporation; Senior Vice President and Treasurer of
                                      each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley                      Senior Vice President/Compliance Director of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Senior Vice President/Compliance Director of Delaware
                                      Management Holdings, Inc.; Senior Vice President/Compliance Director of DMH Corp.; Senior
                                      Vice President/Compliance Director of Delvoy, Inc.; Senior Vice President/Compliance
                                      Director of Delaware Management Company, Inc.; Senior Vice President/Compliance Director of
                                      Delaware Management Business Trust; Senior Vice President/Compliance Director of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                      President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                      President/Compliance Director of Delaware Capital Management, Inc.; Senior Vice
                                      President/Compliance Director of Retirement Financial Services, Inc.; Senior Vice
                                      President/Compliance Director and Assistant Secretary of Delaware Management Trust Company;
                                      Senior Vice President/Compliance Director of Delaware Distributors, Inc.; Senior Vice
                                      President/Compliance Director of Delaware Distributors, L.P.; Senior Vice
                                      President/Compliance Director of Delaware General Management, Inc.; Senior Vice
                                      President/Compliance Director of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Robert J. DiBraccio                   Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                      President/Head of Equity Trading of Delaware Capital Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

John B. Fields                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company  (a series of
                                      Delaware Management Business Trust); Trustee of Delaware Management Business Trust; Senior
                                      Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                                      Delaware Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                      Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Gerald S. Frey                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                      President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Senior Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Susan L. Hanson                       Senior Vice President/Global Marketing & Client Services of Delaware Management Company (a
                                      series of Delaware Management Business Trust); Senior Vice President/Global Marketing &
                                      Client Services of Delaware Investment Advisers (a series of Delaware Management Business
                                      Trust)

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                    Senior Vice President/Corporate Controller and Treasurer of Delaware Management Company (a
                                      series of Delaware Management Business Trust); Senior Vice President/Corporate Controller
                                      and Treasurer of Delaware Management Holdings, Inc.; Senior Vice President/Corporate
                                      Controller and Treasurer of DMH Corp.; Senior Vice President/Corporate Controller and
                                      Treasurer of Delaware Management Company, Inc.; Senior Vice President/Corporate Controller
                                      and Treasurer of Delaware Distributors, L.P.; Senior Vice President/Corporate Controller
                                      and Treasurer of Delaware Distributors, Inc.; Senior Vice President/Corporate Controller
                                      and Treasurer of Delaware Service Company, Inc.; Senior Vice President/Corporate Controller
                                      and Treasurer of Delaware Capital Management, Inc.; Senior Vice President/Corporate
                                      Controller and Treasurer of Delaware International Holdings Ltd.; Senior Vice
                                      President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior Vice
                                      President/Corporate Controller and Treasurer of Founders Holdings, Inc.; Senior Vice
                                      President/Corporate Controller and Treasurer of Delaware Management Business Trust; Senior
                                      Vice President/Corporate Controller and Treasurer of Delaware General Management, Inc.;
                                      Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                      Company; Chief Financial Officer of Retirement Financial Services, Inc.; Senior Vice
                                      President/Assistant Treasurer of Founders CBO Corporation; Senior Vice President/Corporate
                                      Controller of Delaware Investment Advisers (a series of Delaware Management Business
                                      Trust); Senior Vice President/Corporate Controller of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Joanne O. Hutcheson                   Senior Vice President/Human Resources of Delaware Management Company  (a series of Delaware
                                      Management Business Trust); Senior Vice President/Human Resources of Delaware Management
                                      Holdings, Inc.; Senior Vice President/Human Resources of DMH Corp.; Senior Vice
                                      President/Human Resources of Delvoy, Inc.; Senior Vice President/Human Resources of
                                      Delaware Management Company, Inc.; Senior Vice President/Human Resources of Delaware
                                      Management Business Trust; Senior Vice President/Human Resources of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Senior Vice President/Human
                                      Resources of  Delaware Service Company, Inc.; Senior Vice President/Human Resources of
                                      Delaware Capital Management, Inc.; Senior Vice President/Human Resources of Retirement
                                      Financial Services, Inc.; Senior Vice President/Human Resources of Delaware Management
                                      Trust Company; Senior Vice President/Human Resources of Delaware Distributors, Inc.; Senior
                                      Vice President/Human Resources of  Delaware Distributors, L.P.; Senior Vice President/Human
                                      Resources of Delaware General Management, Inc.; Senior Vice President/Human Resources of
                                      each fund in the Delaware Investments family


-----------------------------------------------------------------------------------------------------------------------------------

Karina J. Istvan                      Senior Vice President/Strategic Planning of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Senior Vice President/Strategic Planning of Delaware
                                      Management Holdings, Inc.; Senior Vice President/Strategic Planning of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Senior Vice President/Strategic
                                      Planning of Delaware Service Company, Inc.; Senior Vice President/Strategic Planning of
                                      Delaware Capital Management, Inc.; Senior Vice President/Strategic Planning of Retirement
                                      Financial Services, Inc.; Senior Vice President/Strategic Planning of Delaware Management
                                      Trust Company; Senior Vice President/Strategic Planning of Delaware Distributors, L.P.;
                                      Senior Vice President/Strategic Planning of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                   Senior Vice President, Secretary and Deputy General Counsel of Delaware Management Company
                                      (a series of Delaware Management Business Trust); Senior Vice President, Secretary and
                                      Deputy General Counsel of Delaware Management Holdings, Inc.; Senior Vice President,
                                      Secretary and Deputy General Counsel of DMH Corp.; Senior Vice President, Secretary and
                                      Deputy General Counsel of Delvoy, Inc.; Senior Vice President, Secretary and Deputy General
                                      Counsel of Delaware Management Company, Inc.; Senior Vice President, Secretary and Deputy
                                      General Counsel of Delaware Management Business Trust; Senior Vice President, Secretary and
                                      Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management
                                      Business Trust); Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                      Service Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                      Delaware Capital Management, Inc.; Senior Vice President, Secretary and Deputy General
                                      Counsel of Retirement Financial Services, Inc.; Senior Vice President, Secretary and Deputy
                                      General Counsel of Delaware Distributors, Inc.; Senior Vice President, Secretary and Deputy
                                      General Counsel of Delaware Distributors, L.P.; Senior Vice President and Secretary of
                                      Delaware International Holdings Ltd.; Senior Vice President, Secretary and Deputy General
                                      Counsel of Founders Holdings, Inc.; Secretary of Founders CBO Corporation; Senior Vice
                                      President, Secretary and Deputy General Counsel of Delaware Management Trust Company;
                                      Senior Vice President, Secretary and Deputy General Counsel of Delaware General Management,
                                      Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of each fund in the Delaware Investments family

                                      General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.

-----------------------------------------------------------------------------------------------------------------------------------

Eric E. Miller                        Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware Management
                                      Company (a series of Delaware Management Business Trust); Senior Vice President/Deputy
                                      General Counsel and Assistant Secretary of Delaware Management Holdings, Inc.; Senior Vice
                                      President/Deputy General Counsel and Assistant Secretary of DMH Corp.; Senior Vice
                                      President/Deputy General Counsel and Assistant Secretary of Delvoy, Inc.; Senior Vice
                                      President/Deputy General Counsel and Assistant Secretary of Delaware Management Company,
                                      Inc.; Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                                      Management Business Trust; Senior Vice President/Deputy General Counsel and Assistant
                                      Secretary of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                      Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware Service
                                      Company, Inc.; Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                      Delaware Capital Management, Inc.; Senior Vice President/Deputy General Counsel and
                                      Assistant Secretary of Retirement Financial Services, Inc.; Senior Vice President/Deputy
                                      General Counsel and Assistant Secretary of Delaware Distributors, Inc.; Senior Vice
                                      President/Deputy General Counsel and Assistant Secretary of Delaware Distributors, L.P.;
                                      Senior Vice President/Deputy General Counsel and Assistant Secretary of Founders Holdings,
                                      Inc.; Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                                      General Management, Inc.; Senior Vice President/Deputy General Counsel and Secretary of
                                      each fund in the Delaware Investments family


-----------------------------------------------------------------------------------------------------------------------------------

Paul M. Ross                          Senior Vice President/Global Marketing & Client Services of Delaware Management Company (a
                                      series of Delaware Management Business Trust); Senior Vice President/Global Marketing &
                                      Client Services of Delaware Investment Advisers (a series of Delaware Management Business
                                      Trust)

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


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
James L. Shields                      Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President, Chief Information Officer of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                      President, Chief Information Officer of Delaware Service Company, Inc.; Senior Vice
                                      President, Chief Information Officer of Delaware Capital Management Company, Inc.; Senior
                                      Vice President, Chief Information Officer of Retirement Financial Services, Inc.; Senior
                                      Vice President, Chief Information Officer of Delaware Distributors, L.P.

-----------------------------------------------------------------------------------------------------------------------------------

Gary T. Abrams                        Vice President/Equity Trader of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Equity Trader of Delaware Investment Advisers (a
                                      series of Delaware Management Business Trust)


-----------------------------------------------------------------------------------------------------------------------------------

Christopher S. Adams                  Vice President/Equity Analyst of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Equity Analyst of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

Damon J. Andres                       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                      Manager of Delaware Capital Management, Inc.; Vice President/Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Robert L. Arnold                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of Delaware Capital Management, Inc., Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Marshall T. Bassett
                                      Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                      Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Christopher S. Beck                   Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                      Trustee of New Castle County Pension Board since October 1992, Wilmington, DE

-----------------------------------------------------------------------------------------------------------------------------------

Richard E. Biester
                                      Vice President/Trading Operations of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Trading Operations of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

                                      Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware
Vincent A. Brancaccio                 Management Business Trust); Vice President/Senior Equity Trader of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust)


-----------------------------------------------------------------------------------------------------------------------------------

Michael P. Buckley                    Vice President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware Management
                                      Company (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      and Senior Municipal Bond Analyst of Delaware Investment Advisers (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager and Senior Municipal Bond
                                      Analyst of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                 Vice President/Client Services of Delaware Management Company (a series of Delaware
                                      Management Business Trust);Vice President/Client Services of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust); Vice President/Client Services of
                                      Delaware Distributors, Inc.; Vice President/Client Services of Delaware General
                                      Management, Inc.; Vice President/Client Services of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Stephen R. Cianci                     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                      Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Mitchell L. Conery                    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Timothy G. Connors                    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager for each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Patrick P. Coyne                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family


-----------------------------------------------------------------------------------------------------------------------------------

George E. Deming                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Director of Delaware
                                      International Advisers Ltd.; Vice President/Senior Portfolio Manager of each fund in the
                                      Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

James Paul Dokas                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Michael J. Dugan                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Roger A. Early                        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Senior Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                      Vice President/Taxation of Delaware Management Company (a series of Delaware Management
                                      Business Trust);Vice President/Taxation of Delaware Management Holdings, Inc.; Vice
                                      President/Taxation of DMH Corp.; Vice President/Taxation of Delvoy, Inc.; Vice
                                      President/Taxation of Delaware Management Company, Inc.; Vice President/Taxation of
                                      Delaware Management Business Trust; Vice President/Taxation of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust);Vice President/Taxation of Delaware
                                      Service Company, Inc.; Vice President/Taxation of Delaware Capital Management, Inc.; Vice
                                      President/Taxation of Retirement Financial Services, Inc.; Vice President/Taxation of
                                      Delaware Distributors, Inc.; Vice President/Taxation of Delaware Distributors, L.P.; Vice
                                      President/Taxation of Founders Holdings, Inc.; Vice President/Taxation of Founders CBO
                                      Corporation; Vice President/Taxation of Delaware General Management, Inc.; Vice
                                      President/Taxation of each fund in the Delaware Investments family
-----------------------------------------------------------------------------------------------------------------------------------

Joseph Fiorilla                       Vice President/Senior Business Analyst of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Senior Business Analyst of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

Charles E. Fish                       Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Senior Equity Trader of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

James A. Furgele                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                      Management Business Trust);Vice President/Investment Accounting of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Investment
                                      Accounting of Delaware Service Company, Inc.; Vice President/Investment Accounting of each fund in the Delaware Investments family.

-----------------------------------------------------------------------------------------------------------------------------------

Thomas C. Gariepy(3)                  Vice President/Director of Corporate Communications of Delaware Management Company (a
                                      series of Delaware Management Business Trust); Vice President/Director of Corporate
                                      Communications of Delaware Investment Advisers (a series of Delaware Management Business
                                      Trust)
-----------------------------------------------------------------------------------------------------------------------------------

Stuart M. George                      Vice President/Equity Trader of Delaware Management Company (a series of Delaware
                                      Management Business Trust);Vice President/Equity Trader of Delaware Investment Advisers (a
                                      series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

Andrea Giles                          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                      Manager of Delaware Capital Management, Inc.; Vice President/Portfolio Manager of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------------

Barry Gladstein                       Vice President/Business Manager, Equity of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Business Manager, Equity of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust)

-----------------------------------------------------------------------------------------------------------------------------------

Paul Grillo                           Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of Delaware Capital Management, Inc.; Vice President/Portfolio Manager of each fund in the
                                      Delaware Investments family.

-----------------------------------------------------------------------------------------------------------------------------------

Brian T. Hannon                       Vice President/Equity Analyst of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Equity Analyst of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Stuart N. Hosansky                    Vice President/Senior Credit Analyst of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Senior Credit Analyst of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Senior Credit
                                      Analyst of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Frances J. Houghton, Jr.(4)           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice President/Senior
                                      Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of Delaware General Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

Elizabeth H. Howell                   Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice President/Senior
                                      Portfolio Manager of each fund in the Delaware Investments family.

------------------------------------------------------------------------------------------------------------------------------------

Jeffrey Hynoski                       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Cynthia Isom                          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

John B. Jares(5)                      Vice President/Senio Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                      Manager of each fund in the Delaware Investments family.

------------------------------------------------------------------------------------------------------------------------------------

Audrey E. Kohart                      Vice President/Assistant Controller, Corporate Accounting of Delaware Management Company (a
                                      series of Delaware Management Business Trust); Vice President/Assistant Controller, Corporate
                                      Accounting of Delaware Investment Advisers (a series of Delaware Management Business Trust)


------------------------------------------------------------------------------------------------------------------------------------

Steven T. Lampe                       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of Delaware Capital Management, Inc.; Vice President/Portfolio Manager of each fund in the
                                      Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                         Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                      Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                                      and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                                      Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel
                                      of Delaware Service Company, Inc.; Vice President, Assistant Secretary and Associate General
                                      Counsel of Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                      Associate General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                      Secretary and Associate General Counsel of Delaware Management Trust Company; Vice President,
                                      Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                      President, Assistant Secretary and Associate General Counsel of each fund in the Delaware
                                      Investments family


------------------------------------------------------------------------------------------------------------------------------------

Michael D. Mabry                      Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                      Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                                      and Associate General Counsel of Delaware Management Holdings, Inc.; Vice President,
                                      Assistant Secretary and Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                      Secretary and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                                      Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel
                                      of Delaware Service Company, Inc.; Vice President, Assistant Secretary and Associate General
                                      Counsel of Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                      Associate General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                      Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                                      Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Paul A. Matlack                       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice President/Senior
                                      Portfolio Manager of Founders Holdings, Inc., President and Director of Founders CBO
                                      Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware
                                      Investments family

------------------------------------------------------------------------------------------------------------------------------------

Andrew M. McCullagh, Jr.              Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice President/Senior
                                      Portfolio Manager of each fund in the Delaware Investments family


------------------------------------------------------------------------------------------------------------------------------------

Francis X. Morris                     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                      Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                      Investment Advisers (a series of Delaware Management Business Trust); Vice President/Senior
                                      Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Gerald T. Nichols                     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                      Manager of Founders Holdings, Inc., Treasurer, Assistant Secretary and Director of Founders
                                      CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware
                                      Investments family

------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*  Positions and Offices with Delaware Management Company and its affiliates and other
                                      Positions and Offices Held
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Norton, Jr.                Vice President/Equity Analyst of Delaware Management Company (a series of Delaware Management
                                     Business Trust); Vice President/Equity Analyst of Delaware Investment Advisers (a series of
                                     Delaware Management Business Trust)

------------------------------------------------------------------------------------------------------------------------------------

David P. O'Connor                    Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                     Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                                     and Associate General Counsel of Delaware Management Holdings, Inc.; Vice President,
                                     Assistant Secretary and Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                     Secretary and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                                     Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel
                                     of Delaware Service Company, Inc.; Vice President, Assistant Secretary and Associate General
                                     Counsel of Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                     Associate General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                     Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                                     Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

John J. O'Connor                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Investment Accounting/Assistant Treasurer of
                                      Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                                      President/Investment Accounting of Delaware Service Company, Inc.; Vice President/Assistant
                                      Treasurer of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Donald G. Padilla                    Vice President/Assistant Controller/Assistant Treasurer of Delaware Management Company (a
                                     series of Delaware Management Business Trust); Vice President/Assistant Controller/Assistant
                                     Treasurer of DMH Corp.; Vice President/Assistant Controller/Assistant Treasurer of Delvoy,
                                     Inc.; Vice President/Assistant Controller/Assistant Treasurer of Delaware Management Company,
                                     Inc.; Vice President/Assistant Controller/Assistant Treasurer of Delaware Management Business
                                     Trust; Vice President/Assistant Controller/Assistant Treasurer of Delaware Investment
                                     Advisers (a series of Delaware Management Business Trust); Vice President/Assistant
                                     Controller/Assistant Treasurer of Delaware Service Company, Inc.; Vice President/Assistant
                                     Controller/Assistant Treasurer of Delaware Capital Management, Inc.; Vice President/Assistant
                                     Controller/Assistant Treasurer of Retirement Financial Services, Inc.; Vice
                                     President/Assistant Controller/Assistant Treasurer of Delaware Management Trust Company; Vice
                                     President/Assistant Controller/Assistant Treasurer of Delaware Distributors, L.P.; Assistant
                                     Vice President/Assistant Controller of Founders Holdings, Inc.; Vice President/Assistant
                                     Controller/Assistant Treasurer of Delaware General Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

Richard Salus                        Vice President/Assistant Controller of Delaware Management Company (a series of Delaware
                                     Management Business Trust); Vice President/Assistant Controller of Delaware Investment
                                     Advisers (a series of Delaware Management Business Trust); Vice President/Assistant
                                     Controller of Delaware Management Trust Company; Vice President/Assistant Controller of
                                     Delaware Management Business Trust; Vice President/Assistant Controller of Delaware Service
                                     Company, Inc.; Vice President/Assistant Controller of Delaware Capital Management, Inc.; Vice
                                     President/Assistant Controller of Retirement Financial Services, Inc.; Vice
                                     President/Assistant Controller of Delaware Distributors, L.P.; Vice President/Assistant
                                     Controller of Delaware Management Trust Company; Vice President/Assistant Controller of
                                     Delaware Distributors, Inc.; Vice President/Assistant Controller of Delaware International
                                     Holdings Ltd.; Vice President/Assistant Controller  of Delaware General Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*   Positions and Offices with Delaware Management Company and its affiliates and other
                                       Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Schwartz(6)                 Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/ Portfolio
                                      Manager of each fund in the Delaware Investments family; Vice President/Assistant Secretary of Delaware General Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

Richard D. Seidel                     Vice President/Assistant Controller/Manager, Payroll of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller/Manager, Payroll
                                      of Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------------------------------------------------------------------------------------------

Michael T. Taggart                    Vice President/Facilities and Administrative Services of Delaware Management Company (a
                                      series of Delaware Management Business Trust);Vice President/Facilities and Administrative
                                      Services of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                      Vice President/Facilities and Administrative Services of Delaware Service Company, Inc.;
                                      Vice President/Facilities and Administrative Services of Delaware Distributors, L.P.

------------------------------------------------------------------------------------------------------------------------------------

Thomas J. Trotman                     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                      Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio Manager
                                      of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

Lori P. Wachs                         Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                      Management Business Trust);Vice President/Portfolio Manager of Delaware Investment Advisers
                                      (a series of Delaware Management Business Trust);Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------------------------------------------------------------------------------------------

(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
(3) VICE PRESIDENT/DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc. Boston, MA, 1996-1998.
(4) PRESIDENT AND PORTFOLIO MANAGER, Lynch & Mayer, Inc., New York, NY January 1990-February 2000.
(5) VICE PRESIDENT AND PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO May 1997-February 2000.
(6)  VICE PRESIDENT, Lynch & Mayer, Inc., New York, NY February 1993-February
     2000.
--------------------------------------------------------------------------------

Item 27.        Principal Underwriters.
                ----------------------

(a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

(b) Information with respect to each director, officer or partner of principal underwriter:

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*        Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------        --------------------------------------       -------------------------------------
Delaware Distributors, Inc.                 General Partner                              None
----------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers                Limited Partner                              None
----------------------------------------------------------------------------------------------------------------------------------
Mary R. Barneby                             Vice Chairman                                None
----------------------------------------------------------------------------------------------------------------------------------
Westley V. Thompson                         Vice Chairman                                None
----------------------------------------------------------------------------------------------------------------------------------
David K. Downes                             Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                            Officer/Chief Financial Officer              Financial Officer
----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                         Executive Vice President/General Counsel     Executive Vice President/General Counsel
----------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                           Senior Vice President/Retirement             None
                                            Operations
----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                           Senior Vice President/Investment             Senior Vice President/Treasurer
                                            Accounting
----------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                            Senior Vice President/Compliance Director    Senior Vice President/Compliance
                                                                                         Director
----------------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                        Senior Vice President/Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Larry Carr                                  Senior Vice President/Variable Annuity       None
                                            Sales Director
----------------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                      Senior Vice President/National Sales         None
                                            Director, Financial Institutions
----------------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                           Senior Vice President/Director, Internal     None
                                            Sales
----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                          Senior Vice President/Treasurer/             Senior Vice President/Corporate
                                            Corporate Controller                         Controller
----------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                         Senior Vice President/Human Resources        Senior Vice President/Human Resources
----------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                            Senior Vice President/Strategic Planning     Senior Vice President/Strategic Planning
----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Long                             Senior Vice President/National Sales         None
                                            Director, Wirehouse/Regional Channel
----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                         Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                            Counsel/Secretary                            Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Mac McAulliffe                              Senior Vice President/Divisional Sales       None
                                            Manager
----------------------------------------------------------------------------------------------------------------------------------
J. Chris Meyer                              Senior Vice President/Director, Product
                                            Management                                   None
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*        Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------        --------------------------------------       -------------------------------------

Eric E. Miller                              Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                            Counsel/Assistant Secretary                  Counsel/Secretary
----------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                             Senior Vice President/National Retirement    None
                                            Sales
----------------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                              Senior Vice President/Eastern Divisional     None
                                            Sales Manager
----------------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                        Senior Vice President/Insurance Products     None
----------------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                          Senior Vice President/Regional Consultant    None
                                            Director
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                            Senior Vice President/ Regional              None
                                            Consultant Director
----------------------------------------------------------------------------------------------------------------------------------
James L. Shields                            Senior Vice President/Chief Information      None
                                            Officer
----------------------------------------------------------------------------------------------------------------------------------
Steven Sorenson                             Senior Vice President/Director of            None
                                            Independent Planner & Insurance and
                                            Registered Investment Adviser Channels
----------------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                            Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                      Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                             Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                           Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Larry Bridwell                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                           Vice President/Marketing Services            None
----------------------------------------------------------------------------------------------------------------------------------
William S. Carroll                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Patrick A. Connelly                         Vice President/Registered Investment         None
                                            Adviser Sales
----------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                            Vice President/Taxation                      Vice President/Taxation
----------------------------------------------------------------------------------------------------------------------------------
Edward A. Foley                             Vice President/Marketing Communications      None
----------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                          Vice President/Retirement Services           None
----------------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                             Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                         Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*        Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------        --------------------------------------       -------------------------------------
Edward J. Hecker                            Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
John R. Herron                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Steven N. Horton                            Vice President/ Senior Regional Consultant   None
----------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                            Vice President/Product Manager, Equities     None
----------------------------------------------------------------------------------------------------------------------------------
Thomas Intoccia                             Vice President/Independent Planner &         None
                                            Insurance Key Accounts
----------------------------------------------------------------------------------------------------------------------------------
Chirstopher L. Johnston                     Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                           Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                               Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                              Vice President/Marketing                     None
----------------------------------------------------------------------------------------------------------------------------------
John LeBoeuf                                Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                  Vice President/Fixed Income &                None
                                            International Product Manager
----------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                               Vice President/Associate General             Vice President/Associate General
                                            Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
John R. Logan                               Vice President/ Senior Regional Consultant   None
----------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                            Vice President/Associate General             Vice President/Associate General
                                            Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Theodore T. Malone                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Raymond G. McCarthy                         Vice President/National Accounts,            None
                                            Independent Planner & Insurance Channels
----------------------------------------------------------------------------------------------------------------------------------
Joanne C. McCranie                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                             Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                            Vice President/Business Development          None
----------------------------------------------------------------------------------------------------------------------------------
Jamie L. Meyer                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*        Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------        --------------------------------------       -------------------------------------
Christopher W. Moore                        Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                            Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                           Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Nancy Nawn                                  Vice President/Senior Wrap Product Manager   None
----------------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                                Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                           Vice President/Insurance Products            None
----------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                           Vice President/Associate General             Vice President/Associate General
                                            Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Donald G. Padilla                           Vice President/Assistant                     None
                                            Controller/Assistant Treasurer
----------------------------------------------------------------------------------------------------------------------------------
Otis S. Page                                Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Scott P. Passias                            Vice President/Associate Senior Regional     None
                                            Consultant
----------------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                   Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Eric Preus                                  Vice President/Wrap Senior Regional          None
                                            Consultant
----------------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Robert A. Rosso                             Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Terri Lynn Sabby                            Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Richard  Salus                              Vice President/Assistant Controller          None
----------------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                           Vice President/Client Services               None
----------------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                       Vice President/Retirement Sales              None
----------------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                             Vice President/Wrap Fee Senior Regional      None
                                            Consultant
----------------------------------------------------------------------------------------------------------------------------------
Darren Smith                                Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*        Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------        --------------------------------------       -------------------------------------
Kimberly M. Spangler                        Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                         Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                          Vice President/Facilities &                  None
                                            Administrative Services
----------------------------------------------------------------------------------------------------------------------------------
Bryon Townsend                              Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander Els                         Vice President/Retirement Plan               None
                                            Communications
----------------------------------------------------------------------------------------------------------------------------------
John A. Wells                               Vice President/Marketing Technology          None
----------------------------------------------------------------------------------------------------------------------------------
Courtney S. West                            Vice President/Institutional Sales           None
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Whitaker                          Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Scott Whitehouse                            Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Wesley Williams                             Vice President/Senior Regional Consultant    None
----------------------------------------------------------------------------------------------------------------------------------
Theodore V. Wood                            Vice President/Technical Systems Officer     None
----------------------------------------------------------------------------------------------------------------------------------

   * Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                (c)        Not Applicable.

Item 28. Location of Accounts and Records

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services.  None.
         -------------------

Item 30. Undertakings.  Not Applicable.
         ------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of May, 2000.

                                    DELAWARE GROUP CASH RESERVE

                                    By   /s/ David K. Downes
                                         -------------------------------------
                                         David K. Downes
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 Signature                                           Title                                   Date
---------------------------         --------------------------------------------        -------------
                                      President/Chief Executive Officer/
                                      Chief Financial Officer (Principal
                                      Executive Officer, Principal Financial
                                      Officer and Principal Accounting Officer)
/s/ David K. Downes                   and Trustee                                         May 24, 2000
-----------------------------
David K. Downes

/s/Wayne A. Stork             *       Trustee                                             May 24, 2000
-------------------------------
Wayne A. Stork

/s/Walter P. Babich           *       Trustee                                             May 24, 2000
-------------------------------
Walter P. Babich

/s/John H. Durham             *       Trustee                                             May 24, 2000
-------------------------------
John H. Durham

/s/Anthony D. Knerr           *       Trustee                                             May 24, 2000
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven               *       Trustee                                             May 24, 2000
-------------------------------
Ann R. Leven

/s/Thomas F. Madison          *       Trustee                                             May 24, 2000
-------------------------------
Thomas F. Madison

/s/Charles E. Peck            *       Trustee                                             May 24, 2000
-------------------------------
Charles E. Peck

/s/Janet L. Yeomans           *       Trustee                                             May 24, 2000
-------------------------------
Janet L. Yeomans

                                      * By: /s/David K. Downes
                                            -----------------------------
                                            David K. Downes
                                       as Attorney-in-Fact for
                                    each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549















                                    Exhibits

                                       to

                                    Form N-1A




















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.                Exhibit
-----------                -------
EX-99.J                    Consent of Auditors
EX-99.P                    Code of Ethics